As filed with the Securities and Exchange Commission on June 24, 2005
                                               Securities Act File No. 333-48456
                                       Investment Company Act File No. 811-10183

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No.   19                         X
                                               -------

REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                                      X

                  Amendment No.   21

                           MET INVESTORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                      ------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (800) 848-3854
       ------------------------------------------------------------------

                               Elizabeth M. Forget
                            -------------------------
                                    President
                           Met Investors Series Trust
            22 Corporate Plaza Drive, Newport Beach, California 92660
      --------------------------------------------------------------------
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                                   Copies to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                     1666 K St., N.W. Washington, D.C. 20006
             ------------------------------------------------------

It is proposed that this filing will become effective:

__       immediately upon filing pursuant to paragraph (b)

_        on          pursuant to paragraph (b)
----        ---------
         60 days after filing pursuant to paragraph (a)(1)
------
         on ____________ pursuant to paragraph (a)(1)
------
X        75 days after filing pursuant to paragraph (a)(2)
-
         on _________ pursuant to paragraph (a)(2) of Rule 485
------
         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
-----------------------------------------



The Registrant hereby declares its intention to register an indefinite number of shares of the Cyclical Growth and Income ETF Portfolio and Cyclical Growth ETF Portfolio. The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its J.P. Morgan Small Cap Stock Portfolio (currently known as Met/Putnam Capital Opportunities Portfolio), Lord Abbett Bond Debenture Portfolio, Lord Abbett Mid-Cap Value Portfolio, Lord Abbett Growth and Income Portfolio, PIMCO Total Return Portfolio, PIMCO Innovation Portfolio (currently known as RCM Global Technology Portfolio), Oppenheimer Capital Appreciation Portfolio, MFS Mid Cap Growth Portfolio (currently known as T. Rowe Price Mid-Cap Growth Portfolio), MFS Research International Portfolio, Janus Aggressive Growth Portfolio, Lord Abbett Growth Opportunities Portfolio, Met/AIM Small Cap Growth Portfolio, Met/AIM Mid Cap Core Equity Portfolio, State Street Concentrated International Portfolio (currently known as Harris Oakmark International Portfolio), Third Avenue Small Cap Value Portfolio, Lord Abbett America's Value Portfolio, PIMCO Inflation Protected Bond Portfolio, Met/American Growth Portfolio, Met/American International Portfolio, Met/American Growth-Income Portfolio, Met/American Bond Portfolio, Neuberger Berman Real Estate Portfolio, Turner Mid-Cap Growth Portfolio, Goldman Sachs Mid-Cap Value Portfolio, MetLife Defensive Strategy
Portfolio,  MetLife  Moderate  Strategy  Portfolio,  MetLife  Balanced  Strategy
Portfolio, MetLife Growth Strategy Portfolio, MetLife Aggressive Strategy Portfolio and Van Kampen Comstock Portfolio.

The filing incorporates by reference the information contained in Post-Effective Amendment No. 18 to its registration statement as filed with the Securities and Exchange Commission on May 3, 2005 as Accession #0000908737-05-000315.

                                  [FRONT COVER]




                           Met Investors Series Trust


                    Cyclical Growth and Income ETF Portfolio
                          Cyclical Growth ETF Portfolio


                           Class A, B, C and E Shares

                                   Prospectus

                                  ______, 2005



   Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange
    Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                               Table of Contents

                                                                           Page


INTRODUCTION..................................................................3
         Understanding the Trust..............................................3
         Understanding the Portfolios.........................................3
THE PORTFOLIOS................................................................7
         Investment Summary...................................................7
                  Cyclical Growth and Income ETF Portfolio....................9
                  Cyclical Growth ETF Portfolio..............................15
         Primary Risks of the Underlying ETFs................................20
         Additional Information about ETFs...................................24
         Additional Investment Strategies....................................25
         Management..........................................................27
                  Distribution Plans.........................................32
YOUR INVESTMENT..............................................................33
         Shareholder Information.............................................33
         Dividends, Distributions and Taxes..................................34
         Report to Policyholders.............................................35
         Sales and Purchases of Shares.......................................35
         Purchase and Redemption of Shares...................................35
FOR MORE INFORMATION.........................................................40

                                  INTRODUCTION

                             Understanding the Trust

     Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of thirty-two managed investment portfolios or mutual funds, only two of which are offered through this Prospectus (the "Portfolios"). Each of these Portfolios has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

  Investing Through a Variable Insurance Contract

     Class A, Class B, Class C and Class E shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual and group variable annuity contracts (collectively, "Contracts").

     As a Contract owner, your premium payments are allocated to one or both of the Portfolios in accordance with your Contract.

     A particular Portfolio or class of a Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios and classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

[SIDE BAR:

     Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

     Understanding the Portfolios

     Each Portfolio is well diversified and was designed on established principles of asset allocation. Each Portfolio will primarily invest its assets in other mutual funds known as exchange-traded funds ("Underlying ETFs"), including series of the iShares(R) Trust, iShares(R), Inc., the SPDR(R) Trust, Series 1, the Select Sector SPDR(R) Trust and Vanguard Index Participation Equity Receipts (VIPERs(R)) of the Vanguard(R) Index Funds and Vanguard VIPERs(R) Series Trust1. Each Underlying ETF invests either in equity securities or in fixed income securities, as applicable. Because the Portfolios invest in other mutual funds rather than in individual securities, each Portfolio is considered a "fund of funds" and bears a proportionate share of the expenses charged by the Underlying ETFs in which it invests.


--------
          1 iShares(R) is a registered mark of Barclays Global Investors, N.A. ("BGI"). The Portfolios are not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the Portfolios or any member of the public regarding the advisability of investing in the Portfolios or the iShares Trust or iShares, Inc. BGI has no obligation or liability in connection with the operation, marketing, or trading of the Portfolios.

          SPDRs(R), and Select Sector SPDR(R) are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by PDR Services LLC ("PDR") and the American Stock Exchange LLC in connection with the listing and trading of SPDRs and Select Sector SPDRs on the Amex. These products are not sponsored, sold or endorsed by S&P, a division of The McGraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in them. The stocks included in each Select Sector Index (upon which the Select Sector SPDR Funds are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The Portfolios are not sponsored, endorsed, sold, or promoted by PDR. PDR makes no representations or warranties to the shareholders of the Portfolios or any member of the public regarding the advisability of investing in the Portfolios or the SPDRs. PDR has no obligation or liability in connection with the operation, marketing, or trading of the Portfolios.

          Vanguard and VIPERs are trademarks of The Vanguard Group, Inc. ("Vanguard"). The Portfolios are not sponsored, endorsed, sold, or promoted by Vanguard. Vanguard makes no representations or warranties to the shareholders of the Portfolios or any member of the public regarding the advisability of investing in the Portfolios or the VIPERs. Vanguard has no obligation or liability in connection with the operation, marketing, or trading of the Portfolios.

         [SIDE BAR:

     What are ETFs? ETFs are passively managed mutual funds that hold a portfolio of common stocks or bonds designed to track the performance of a certain market index or market sector, such as the S&P 500 Index. An ETF is a fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price. An ETF portfolio holds the same stocks or bonds as the index it tracks (or a sampling of the stocks or bonds that are represented by that index in a proportion meant to track the performance of the entire index), so its market price generally reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees and marketing expenses. Therefore, ETF shareholders pay their proportionate share of these expenses.]

     Each Portfolio has a different allocation among various asset classes (including large-, mid- and small-capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). A.G. Edwards & Sons, Inc. (the "Adviser") establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which a Portfolio invests based on, among other things, the historical performance of each ETF and/or asset class, future risk/return expectations, and the Adviser's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation of stocks and fixed income securities reflects greater or lesser emphasis on growth of capital and pursuing current income.

     The Adviser may choose to achieve a targeted allocation to cash by directly purchasing money market instruments. The Adviser may add new Underlying ETFs or replace existing Underlying ETFs at its discretion. The Adviser intends to invest the Portfolios' assets primarily in Underlying ETFs, but is not limited to these types of investments and may invest in other types of securities, including open-end investment companies and money market funds.

     At least quarterly, the Adviser will review each Portfolio's asset allocations among equities, fixed income and cash/money market securities including the investment allocations within such asset classes and may make changes in the allocations as the market and economic outlook changes. Generally, it is anticipated that changes among the asset classes will be within a range of plus or minus 5% per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.

     Because each Portfolio invests in Underlying ETFs, you should look for information about these Underlying ETFs in their prospectuses.

     The following chart describes the initial allocation, as of the date of this Prospectus, among the range of equities, fixed income and cash/money market securities for the Portfolios. You should note that these percentages may not directly correspond to investment in the Underlying ETF since each Underlying ETF may contain various sub-sets of an asset class (e.g., small-cap and mid cap-equity securities).




---------------------------------   -----------------------  -------------------
    Asset Class                      Cyclical Growth and     Cyclical Growth ETF
                                          Income ETF
---------------------------------   -----------------------  -------------------
---------------------------------   -----------------------  -------------------
Range of Equities                             74%                     93%
---------------------------------   -----------------------  -------------------
     U.S. Large Cap                           43%                     61%
     U.S. Mid Cap                             25%                     20%
     U.S. Small Cap                            0%                      0%
---------------------------------   -----------------------  -------------------
     Foreign--Developed Country                6%                     12%
---------------------------------   -----------------------  -------------------
     Foreign--Emerging Market                  0%                     0%
---------------------------------   -----------------------  -------------------
Range of Fixed Income                         22%                     0%
---------------------------------   -----------------------  -------------------
     Investment Grade                         22%                     0%
     High Yield                                0%                     0%
---------------------------------   -----------------------  -------------------
---------------------------------   -----------------------  -------------------
Real Estate Investment                         0%                     0%
  Trusts (REITS)
---------------------------------   -----------------------  -------------------
---------------------------------   -----------------------  -------------------
Range of Cash/Money Market                     4%                     7%
---------------------------------   -----------------------  -------------------

     The allocation of investments in the Underlying ETFs as of the date of this Prospectus is set forth in the Investment Summary with respect to each Portfolio.

     The target and actual allocation percentages of each Portfolio's investments in the Underlying ETFs are available for the Portfolios at the following website - www.metlifeinvestors.com. Upon accessing the website, click on the _____ icon where you will find current target and actual allocations for each of the Portfolios. This information will be updated as necessary to reflect the target and actual allocations.

     The Portfolios will invest new assets and reinvested dividends based on the Portfolio's target allocations at such time. However, each Portfolio's allocations could change substantially over time as the Underlying ETFs' asset values change due to market movements and portfolio management decisions.

     After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about each Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses.

THE PORTFOLIOS

     Investment Summary

Each Portfolio's summary discusses the following :

o        Investment Objective

                    What is the Portfolio's investment goal?

o        Principal Investment Strategy

                    How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                    What are the specific risks of investing in the Portfolio and in the Underlying ETFs?

o        Past Performance

                    How well has the Portfolio performed over time?

o        Fees and Expenses

                    What is the cost of investing in the Portfolio?

     [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.

     In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio or of the Underlying ETFs and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus and in the SAI.

     Following the Investment Summary is the section entitled "Primary Risks of Investing in the Underlying ETFs" which lists some of the factors that may affect the value of a Portfolio's investments in the Underlying ETFs. You can lose money by investing in the Portfolios.

     The SAI provides more detailed information regarding the various types of securities that each Portfolio and an Underlying ETF may purchase and certain investment techniques and practices of the Portfolio's Adviser.

     The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

                    Cyclical Growth and Income ETF Portfolio


Investment Objective:

         Seeks growth of capital and income.

Principal Investment Strategy:

     To achieve this objective, the Portfolio invests at least 80% of its net assets in Underlying ETFs. The Portfolio is based on the cyclical asset allocation guidelines of the Adviser's Investment Strategy Committee's growth and income model. The Portfolio is managed for total return and invests a significant portion of its assets in U.S. equity and fixed income securities. This model may be appropriate for investors with a moderate risk tolerance.

     In an effort to achieve its investment objective and reduce portfolio volatility over an intermediate-term cycle, the Portfolio's equity investments may be allocated across a range of asset classes which can include: large-, mid- and small-cap, REIT, and foreign developed and emerging market equity funds, with fixed income allocations to government, investment-grade corporate and high-yield funds. The approximate percentage of the Portfolio's assets allocated to the various types of equity and fixed income securities, as of the date of this Prospectus, is set forth in "Understanding the Portfolios." Under normal circumstances, the Portfolio will not invest greater than 60% of its net assets in fixed income securities. The Portfolio will invest its remaining assets in cash or cash equivalent positions, such as money market instruments.

     The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in mid-cap and large-cap equity securities, as well, to a lesser extent, in stocks of foreign companies. In the large-cap asset class, the Portfolio may overweight or underweight particular sectors relative to the S&P 500 Index based on recommendations from the Adviser's Equity Strategy Group.

     The Portfolio currently seeks to achieve current income through its investments in Underlying ETFs that invest primarily in domestic investment-grade fixed income securities.

         As of the date of this Prospectus, the Portfolio currently plans to invest in the following Underlying ETFs and cash or cash equivalents at the approximate percentages indicated:


-------------------------------------------------------------------------------------------------- -------------------
U.S. Large Cap                                                                                          43.00%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Select Sector SPDR Trust: Consumer Staples Select Sector SPDR Fund                                       2.15%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Select Sector SPDR Trust: Industrial Select Sector SPDR Fund                                             4.51%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
iShares(R) Trust: iShares Dow Jones U.S. Telecommunications Sector Index Fund                            0.86%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
iShares(R) Trust: iShares Dow Jones U.S. Consumer Services Sector Index Fund                             1.07%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
iShares(R) Trust: iShares Dow Jones U.S. Consumer Goods Sector Index Fund                                3.87%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Select Sector SPDR Trust: Energy Select Sector SPDR Fund                                                 4.08%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Select Sector SPDR Trust: Financial Select Sector SPDR Fund                                              8.60%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
iShares(R) Trust: iShares Dow Jones U.S. Healthcare Sector Index Fund                                    6.88%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Select Sector SPDR Trust: Consumer Discretionary Select Sector SPDR Fund                                 2.79%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Select Sector SPDR Trust: Technology Select Sector SPDR Fund                                             6.02%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
iShares(R) Trust: iShares Dow Jones U.S. Utilities Sector Index Fund                                     2.15%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
U.S. Mid Cap 25.00%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
iShares(R) Trust: iShares S&P MidCap 400/ BARRA Value Index Fund                                        12.50%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
iShares(R) Trust: iShares S&P MidCap 400/ BARRA Growth Index Fund                                       12.50%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Foreign                                                                                                  6.00%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
iShares(R) Trust: iShares MSCI EAFE Index Fund                                                           6.00%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Fixed Income                                                                                            22.00%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
iShares(R) Trust: iShares Lehman 1-3 Year Treasury Bond Fund                                             6.60%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
iShares(R) Trust: iShares GS $ InvesTop Corporate Bond Fund                                             15.40%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Cash                                                                                                     4.00%
-------------------------------------------------------------------------------------------------- -------------------


         As a result of market gains or losses, the percentage if the Portfolio's assets invested in a particular asset class or Underlying ETF at any given time may be different than the allocation model shown above.

         Model allocations are reviewed at least quarterly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5% per asset class per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. The Adviser reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

         Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open-end investment companies and money market funds.

[Side Bar: Target allocations may periodically change and actual investments could change substantially as the Underlying ETFs' net asset values change due to market movements and portfolio management decisions.]

Primary Risks:

         An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk - Because the Portfolio invests primarily all of its assets in the shares of the Underlying ETFs, its investment performance is directly related to the performance of the Underlying ETFs held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying ETFs and the ability of an Underlying ETF to meet its own investment objective. It is possible that an Underlying ETF will fail to execute its investment strategies effectively. As a result, an Underlying ETF may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying ETF will be achieved. Since the Portfolio invests primarily in the shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives.


         The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying ETFs, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate: Each risk is described in "Primary Risks of Investing in the Underlying ETFs".

     o    Market risk
     o    Asset class risk
     o    Tracking error risk
     o    Sector risk
     o    Market trading risk
     o    Concentration risk
     o    Non-diversification risk
     o    Interest rate risk
     o    Credit risk
     o    Foreign investment risk
     o    Market capitalization risk
     o    Investment style risk

Past Performance:

         As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

         For information on comparable composite performance information relating to the Adviser, see page__.

[SIDE BAR:

         Portfolio Management:

     o    A.G. Edwards & Sons, Inc. see page __]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2005 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect the fees and expenses of the Underlying ETFs. See the Contracts prospectus for a description of those fees, expenses and charges. If such expenses were reflected in the Example, the expense amounts indicated would be higher.

Shareholder Transaction Expenses - None

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


   -------------------------------------- ------------------- --------------- ------------------ ---------------
                                               Class A           Class B           Class C          Class E
                                               -------           -------           -------          -------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Management Fees                              0.45%             0.45%             0.45%            0.45%
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Distribution and/or Service (12b-1)           N/A              0.25%             0.50%            0.15%
   Fees
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Other Expenses                                 %                 %                 %                %
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Total Annual Portfolio Operating               %                 %                 %                %
   Expenses Before Expense
   Waiver/Repayment to Manager
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Contractual Expense Waiver/
   Reimbursement*
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Total Annual Portfolio Operating             0.80%             0.80%             0.80%            0.80%
   Expenses After Expense Waiver/
   Reimbursement
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Estimated Expenses of Underlying               %                 %                 %                %
   ETFs**
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Total Annual Portfolio Operating               %                 %                 %                %
   Expenses and Estimated Indirect
   Expenses of Underlying ETFs
   -------------------------------------- ------------------- --------------- ------------------ ---------------


* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the shares of the Portfolio will not exceed 0.80% for the period ended April 30, 2007 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

** As an investor in an ETF, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF. The estimated expenses of the Underlying ETFs are based upon the weighted average of the total operating expenses of the Underlying ETFs for the year ended December 31, 2004 [(or in the case of an Underlying ETF not in existence on December 31, 2004, estimated expenses for the year ended December 31, 2005)] according to such Underlying ETFs' allocation targets in place as of the date of this Prospectus.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying ETFs instead of the Portfolio. An investor who chooses to invest directly in the Underlying ETFs would not, however, receive the asset allocation services provided by the Adviser.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio remains in effect only for the period ended April 30, 2007. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

----------- ------------------ ------------- ------------- -------------------
                  Class A         Class B       Class C        Class E
                  -------         -------       -------        -------
----------- ------------------ ------------- ------------- -------------------
----------- ------------------ ------------- ------------- -------------------
1 Year               $               $             $              $
----------- ------------------ ------------- ------------- -------------------
----------- ------------------ ------------- ------------- -------------------
3 Years              $               $             $              $
----------- ------------------ ------------- ------------- -------------------

                         Cyclical Growth ETF Portfolio


Investment Objective:

         Seeks growth of capital.

Principal Investment Strategy:

         To achieve this objective, the Portfolio invests at least 80% of its net assets in Underlying ETFs. The Portfolio is based on the cyclical asset allocation guidelines of the Adviser's Investment Strategy Committee's growth model. The Portfolio invests a significant portion of its assets in the U.S. and international equity markets with moderate allocations to fixed-income securities considered to reduce portfolio volatility in difficult market environments. This model may be appropriate for equity-oriented investors with average risk tolerance.

         In an effort to achieve its investment objective and reduce portfolio volatility over an intermediate-term cycle, equity investments are allocated across a range of asset classes, which can include: large-, mid- and small-cap, REIT, and foreign developed and emerging market securities. Moderate allocations to fixed income asset classes are considered at certain points in the market cycle and may include investment-grade corporate and high-yield funds. Under normal circumstances, the Portfolio will not invest greater than 35% of its net assets in fixed income securities. The approximate percentage of the Portfolio's assets allocated to the various types of equity and fixed income securities, as of the date of this Prospectus, is set forth in "Understanding the Portfolios." The Portfolio will invest its remaining assets in cash or cash equivalent positions, such as money market funds.

         The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in large-cap equity securities, as well, to a lesser extent, in stocks of mid-cap equity securities and securities of foreign companies. In the large-capitalization asset class, the Portfolio overweight or underweight particular sectors relative to the S&P 500 Index based on recommendations from the Adviser's Equity Strategy Group.

         As of the date of this Prospectus, the Portfolio currently plans to invest in the following Underlying ETFs and cash or cash equivalents at the approximate percentages indicated:

-------------------------------------------------------------------------------------------------- -------------------
U.S. Large Cap                                                                                          61.00%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Select Sector SPDR Trust: Consumer Staples Select Sector SPDR Fund                                       3.05%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Select Sector SPDR Trust: Industrial Select Sector SPDR Fund                                             6.40%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
IShares(R) Trust: iShares Dow Jones U.S. Telecommunications Sector Index Fund                            1.22%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
IShares(R) Trust: iShares Dow Jones U.S. Consumer Services Sector Index Fund                             1.52%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Ishares(R) Trust: iShares Dow Jones U.S. Consumer Goods Sector Index Fund                                5.49%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Select Sector SPDR Trust: Energy Select Sector SPDR Fund                                                 5.79%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Select Sector SPDR Trust: Financial Select Sector SPDR Fund                                             12.20%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Ishares(R) Trust: iShares Dow Jones U.S. Healthcare Sector Index Fund                                    9.76%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Select Sector SPDR Trust: Consumer Discretionary Select Sector SPDR Fund                                 3.96%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Select Sector SPDR Trust: Technology Select Sector SPDR Fund                                             8.54%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Ishares(R) Trust: iShares Dow Jones U.S. Utilities Sector Index Fund                                     3.05%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
U.S. Mid Cap                                                                                             20.0%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Ishares(R) Trust: iShares S&P MidCap 400/BARRA Value Index Fund                                         10.00%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Ishares(R) Trust: iShares S&P MidCap 400/BARRA Growth Index Fund                                        10.00%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Foreign                                                                                                 12.00%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Ishares(R) Trust: iShares MSCI EAFE Index Fund                                                          12.00%
-------------------------------------------------------------------------------------------------- -------------------
-------------------------------------------------------------------------------------------------- -------------------
Cash                                                                                                      7.0%
-------------------------------------------------------------------------------------------------- -------------------

         As a result of market gains or losses, the percentage if the Portfolio's assets invested in a particular asset class or Underlying ETF at any given time may be different than the allocation model shown above.

         Model allocations are reviewed at least quarterly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5% per asset class per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. The Adviser reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

         Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities including , including open-end investment companies and money market funds.

[Side Bar: Target allocations may periodically change and actual investments could change substantially as the Underlying Portfolios' net asset values change due to market movements and portfolio management decisions.]

Primary Risks:

         An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk - Because the Portfolio invests primarily all of its assets in the shares of the Underlying ETFs, its investment performance is directly related to the performance of the Underlying ETFs held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying ETFs and the ability of an Underlying ETF to meet its own investment objective. It is possible that an Underlying ETF will fail to execute its investment strategies effectively. As a result, an Underlying ETF may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying ETF will be achieved. Since the Portfolio invests primarily in the shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives.


         The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying ETFs, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate: Each risk is described in "Primary Risks of Investing in the Underlying ETFs".


     o    Market risk
     o    Asset class risk
     o    Tracking error risk
     o    Sector risk
     o    Market trading risk
     o    Concentration risk
     o    Non-diversification risk
     o    Foreign investment risk
     o    Market capitalization risk
     o    Investment style risk




Past Performance:

         As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

         For information on comparable composite performance information relating to the Adviser, see page__.

[SIDE BAR:

         Portfolio Management:

     o    A.G. Edwards & Sons, Inc. see page __


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2005 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect the fees and expenses of the Underlying ETFs. See the Contracts prospectus for a description of those fees, expenses and charges. If such expenses were reflected in the Example, the expense amounts indicated would be higher.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

   -------------------------------------- ------------------- --------------- ------------------ ---------------
                                               Class A           Class B           Class C          Class E
                                               -------           -------           -------          -------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Management Fees                              0.45%             0.45%             0.45%            0.45%
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Distribution and/or Service (12b-1)           N/A              0.25%             0.50%            0.15%
   Fees
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Other Expenses                                 %                 %                 %                %
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Total Annual Portfolio Operating               %                 %                 %                %
   Expenses Before Expense
   Waiver/Repayment to Manager
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Contractual Expense Waiver/
   Reimbursement*
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Total Annual Portfolio Operating             0.80%             0.80%             0.80%            0.80%
   Expenses After Expense Waiver/
   Reimbursement
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Estimated Expenses of Underlying               %                 %                 %                %
   ETFs**
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Total Annual Portfolio Operating               %                 %                 %                %
   Expenses and Estimated Indirect
   Expenses of Underlying ETFs
   -------------------------------------- ------------------- --------------- ------------------ ---------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the shares of the Portfolio will not exceed 0.80% for the period ended April 30, 2007 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

** As an investor in an ETF, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF. The estimated expenses of the Underlying ETFs are based upon the weighted average of the total operating expenses of the Underlying ETFs for the year ended December 31, 2004 [(or in the case of an Underlying ETF not in existence on December 31, 2004, estimated expenses for the year ended December 31, 2005)] according to such Underlying ETFs' allocation targets in place as of the date of this Prospectus.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying ETFs instead of the Portfolio. An investor who chooses to invest directly in the Underlying ETFs would not, however, receive the asset allocation services provided by the Adviser.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio remain in effect only for the period ended April 30, 2007.

           The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

----------- --------------- ---------------- --------------- -------------------
              Class A           Class B         Class C             Class E
              -------           -------         -------             -------
----------- --------------- ---------------- --------------- -------------------
----------- --------------- ---------------- --------------- -------------------
1 Year           $                 $               $                   $
----------- --------------- ---------------- --------------- -------------------
----------- --------------- ---------------- --------------- -------------------
3 Years          $                 $               $                   $
----------- --------------- ---------------- --------------- -------------------

                      Primary Risks of the Underlying ETFs

Risks of the Underlying ETFs

         One or more of the following primary risks may apply to the Underlying ETFs. Please see the Investment Summary for your particular Portfolio to determine which risks apply to the Underlying ETFs. The greater a Portfolio's investment in a particular asset class, the greater the impact to the Portfolio of the risks related to the class. For example, the Cyclical Growth and Income ETF Portfolio will be more impacted by credit and interest rate risk than the Cyclical Growth ETF Portfolio because more of its assets will be invested in fixed-income securities. Please note that there are many other circumstances that could adversely affect your investment and prevent an Underlying ETF from reaching its objective, which are not described here.

         Market Risk. An Underlying ETF's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate.

         Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Underlying ETF's shares.

         Asset Class Risk. The returns from the types of securities in which an Underlying ETF invests may underperform returns from the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

         Tracking Error Risk. The Underlying ETF's returns may deviate from those of its index. Factors such as the fees and expenses of the Underlying ETFs, imperfect correlation between an Underlying ETF's securities and those in its index, rounding of prices, and changes to the index and to regulatory policies may affect an Underlying ETF's ability to achieve close correlation with its index. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

         Sector Risk. Another area of risk involves the potential focus of an Underlying ETF's assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If an Underlying ETF invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Underlying ETF's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Portfolios may invest in more heavily will vary.

         In addition to other risks, an Underlying ETF that invests a substantial portion of its assets in related sectors may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

         Concentration Risk. If an Underlying ETF's index concentrates in a particular industry, group of industries, or sector, that fund may be adversely affected by the performance of those securities and subject to price volatility. In addition, an Underlying ETF that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political, or regulatory occurrence.

         Non-diversification Risk. The Underlying ETFs may be non-diversified and, therefore, may hold fewer securities than a diversified fund. As a result, the Underlying ETFs may be more sensitive to the risks associated with those securities or to any single economic, business, political, or regulatory occurrence.

         Market Trading Risk. The shares of the Underlying ETFs may trade at a premium or discount to their net asset value. The market value of ETF shares may differ from the shares' net asset value. The net asset value of ETF shares fluctuate with the changes in the market value of the fund's holdings, while the trading price of ETF shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

         Interest Rate Risk. The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If an Underlying ETF invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of the Underlying ETF's fixed income investments will affect the volatility of the Underlying ETF's share price.

         During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

         Credit Risk. The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If an Underlying ETF invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. An Underlying ETF may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Underlying ETF. Such third party may be unwilling or unable to honor its financial obligations.

         High Yield Debt Security Risk. High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. High yield debt securities may be more susceptible to credit risk and market risk than an investment company that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, an investment company may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When an investment company (in which a Portfolio invests) invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

         Foreign Investment Risk. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

     o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     o    Foreign  markets  may be less  liquid  and  more  volatile  than  U.S.
          markets.

     o Foreign securities often trade in currencies other than the U.S. dollar, and an Underlying ETF may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect an Underlying ETF's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying ETF to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying ETF's foreign currency or securities holdings.

     o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

         Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         Market Capitalization Risk. Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing an Underlying ETF that invests in these companies to increase in value more rapidly than an Underlying ETF that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, dependency on a few key personnel for management compared to companies with greater financial resources, and a more limited trading market for their stocks as compared with larger companies.

         In addition, securities of these companies are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies and an Underlying ETF may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies.

         Investment Style Risk. Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style. An Underlying ETF may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

         Additional Information about ETFs

         An ETF is a mutual fund that holds a portfolio of common stocks designed to track the performance of a particular securities index or sector of an index, like the S&P 500 or NASDAQ, or a portfolio of bonds that may be designed to track a bond index. Because they may be traded like stocks on a securities exchange (e.g., the American Stock Exchange), ETFs may be purchased and sold throughout the trading day based on their market price. Each share of an ETF represents an undivided ownership interest in the portfolio held by an ETF. ETFs that track indices or sectors of indices hold either:

         o shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or

         o shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

         ETFs are generally registered as investment companies and issue large blocks of shares (typically 50,000) called "creation units" in exchange for a specified portfolio of the ETF's underlying securities, plus a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value), together with a cash payment generally equal to accumulated dividends as of the date of redemption. As investment companies, ETFs incur fees and expenses such as trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of ETFs. Accordingly, ETF shareholders pay their proportionate share of these expenses.

         1940 Act Limitations on Investments in Underlying Funds

         Each Portfolio may invest in any type of ETF, including index-based ETFs, sector-based ETFs and fixed-income ETFs. Each Portfolio may hold ETFs with portfolios comprised of domestic or foreign stocks or bonds or any combination thereof. However, due to certain legal limitations, the Portfolios will be prevented from purchasing more than 3% of an Underlying ETF's outstanding shares unless: (i) the ETF or the Portfolio have received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission ("SEC") that is applicable to the Portfolio; and (ii) the ETF and the Portfolio take appropriate steps to comply with any conditions in such order. The Trust has applied for such exemptive relief. If such relief is granted by the SEC, each Portfolio may invest up to 25% of its assets in any one Underlying ETF, subject to certain conditions to be contained in the order granting such relief. There is no guarantee the SEC will grant the Trust such relief.

         The Portfolios will generally be invested in ETFs that have received an order of exemptive relief from the SEC with respect to the above investment limitations. In cases where these legal limits prevent a Portfolio from buying a particular ETF that does not have such relief, the Portfolio may instead invest in a similar index or sector-based mutual fund or other investment company ("Other Investment Companies"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets"). Each Portfolio may also invest in Other Investment Companies or Stock Baskets when the Advisor believes they represent more attractive opportunities than similar ETFs. In addition, the Portfolios may invest in certain types of cash and cash equivalents, such as money market instruments.

         Additional Investment Strategies

         In addition to the principal investment strategies discussed in each Portfolio's Investment Summary, an Underlyng EFT may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities. These strategies and techniques may involve risks. The Portfolios and the Underlying ETFs are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.

     Repurchase Agreements. An Underlying ETF may at times invest a portion of its assets in repurchase agreements. Repurchase agreements involve the purchase of a security by an Underlying ETF and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Underlying ETF at a specified date or upon demand. This technique offers a method of earning income on idle cash. Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Underlying ETF will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

        High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

         Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by an Underlying ETF will be generally regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and Government National Mortgage Association ("GNMA") certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

         U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover

         The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. The Portfolios generally will have annual turnover rates of 25% or more.

         Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager is expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Manager. Information about the Trustees and executive officers of the Trust is contained in the SAI.

         The Manager

         The Manager, 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of the Portfolios. The Manager selects and pays the fees of the Adviser for each of the Portfolios and monitors the Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:

------------------------------------------------ -------------------------------
Portfolio                                                Advisory Fee
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Cyclical Growth and Income ETF Portfolio                    0.45%
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Cyclical Growth ETF Portfolio                               0.45%
------------------------------------------------ -------------------------------


         A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement with the Manager and the Advisory Agreements between the Manager and the Advisor is included in the SAI and will be available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

         The Investment Adviser

         Under the terms of the Advisory Agreement for each Portfolio between the Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of the Adviser. The SAI provides additional information about each portfolio manager's compensation, other accounts managed and the portfolio manager's ownership of securities in the Portfolio.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated sub-adviser for the Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing sub-adviser or as an additional sub-adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing sub-adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new sub-adviser that normally is provided in a proxy statement.

         The Manager pays the Adviser a fee for each Portfolio based on each Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to the Adviser.


A.G. EDWARDS & SONS, INC. ("A.G. Edwards"), One North Jefferson Avenue, St. Louis, Missouri 63103, is the investment adviser to each of the Portfolios. A.G. Edwards is a wholly owned subsidiary of A.G. Edwards, Inc. As of December 31, 2004, A.G. Edwards had in excess of $2.0 billion in assets under management.

     o The Portfolios are managed on a discretionary basis by the A.G. Edwards Allocation Advisors Investment Committee, which is composed of investment management professionals from the Asset Management, Economic Research, Managed Products and Securities Research departments of A.G. Edwards.

Mark A. Keller, CFA, Senior Vice President, Chief Investment Officer - A.G. Edwards, Asset Management Department, Chairman of A.G. Edwards Investment Strategy Committee

     o Mr. Keller serves as Chairman of the A.G. Edwards & Sons Investment Strategy Committee and Chief Investment Officer of A.G. Edwards Asset Management. Mr. Keller has primary responsibility for the Investment Strategy used in the cyclical models and supervision of the portfolio mangers responsible for portfolio implementation.

     o 2005 to present; Senior Vice President, Chief Investment Officer-A.G. Edwards, Asset Management Department, 2005-present; Vice President, Chief Investment Officer-A.G. Edwards, Asset Management Department, 1994 to 2005; Vice President, Investment Officer - A.G. Edwards Trust Company FSB. 1999 to 2001; Vice President-A.G. Edwards Trust Company (Missouri), 1994 to 2001; Equity Strategist-A.G. Edwards; Analyst-A.G. Edwards, 1989 to 1994

Stuart T. Freeman, CFA, Vice President, Chief Equity Strategist

     o Mr. Freeman is A.G. Edwards Chief Equity Strategist and member of the A.G. Edwards & Sons Investment Strategy Committee. Mr. Freeman is responsible for the Portfolio's sector weighting recommendations in the large-cap asset class.

     o Vice President, Chief Equity Strategist-A.G. Edwards, 1995 to present; Member, A.G. Edwards Investment Strategy Committee; Health Care Analyst-A.G. Edwards, Securities Research Department, 1983 to 1994.

David B. Miyazaki, CFA Vice President, Equity Portfolio Manager

     o Mr. Miyazaki is a member of the Investment Strategy Committee, serves as a backup portfolio manager to the Portfolios, and is responsible for portfolio optimization.

     o Vice President, Equity Portfolio Manager, A.G. Edwards, 2004 to present; Associate Vice President, Equity Portfolio Manager, A.G. Edwards, 1999 to 2004

     o Koch Industries, 1996 to 1999; Prudential Capital Group, 1994 to 1996; Barre & Company, 1991 to 1993.

Daniel T. Winter, CFA Vice President, Equity Portfolio Manager

     o Mr. Winter is the lead portfolio manager responsible for overseeing the day-to-day portfolio implementation and trading.

     o Vice President, Equity Portfolio Manager-A.G. Edwards & Sons, Inc., Asset Management Department, 2000 to present; Associate Vice President, Equity Portfolio Manager-A.G. Edwards, Asset Management Department, 1997 to 2000; Portfolio Manager-A.G. Edwards Trust Company FSB, 1996 to 1997; Associate Portfolio Manager-A.G. Edwards Trust Company, 1992 to 1996.

Gregory W. Ellston, Vice President

     o Mr. Ellston is the director of mutual fund research and is responsible for oversight of the Fund Analysis Team which is comprised of research analysts who recommend ETF and mutual fund securities to the Portfolios.

     o Vice President-A.G. Edwards, Managed Products Department, 2000 to present; Associate Vice President-A.G. Edwards, Managed Products Department, 1997-2000.

     o First Vice President, Director-Rauscher Pierce Refsnes, Inc., Private Client Services, 1991 to 1997; Vice President, Director of Mutual Funds-Stifel Nicolaus & Co., Inc., 1989 to 1991; Vice President, Corporate Syndicate-Stifel Nicolaus & Co., Inc., 1986-1989.

The SAI provides additional information about each Committee member's compensation, other accounts managed and the member's ownership of securities in the Portfolios.

PRIOR PERFORMANCE OF COMPARABLE ACCOUNTS

         Cyclical Growth and Income ETF Portfolio

     Since the Portfolio commenced operations in _____, it does not have any operating history. In order to provide you with information regarding the investment capabilities of A.G. Edwards, performance information regarding the composite performance of the Cyclical Asset Allocation Portfolios Plus- Growth & Taxable Income ("A.G. Edwards Composite") is presented. This chart does not show you the performance of the Cyclical Growth and Income ETF Portfolio - it shows the performance of similar accounts also managed by A.G. Edwards. This chart shows the historical composite performance of the A.G. Edwards Composite. The accounts in the composite have investment objectives, policies and strategies that are substantially similar to those of the Cyclical Growth and Income ETF Portfolio. As of May 31, 2005, the composite consisted of 4,776 private accounts representing $698,171,365 in assets.

         The performance shows the historical track record of the Adviser and is not intended to imply how the Cyclical Growth and Income ETF Portfolio will perform. Total returns represent past performance of the Composite and not the Cyclical Growth and Income ETF Portfolio.

                               Annual total returns/Average annual total returns
                                 for the periods ending December 31, 2004


                                  A.G. Edwards
             Year/Period          Composite (%)1                S&P 500
                                                                Index (%)2

                 2004                  11.15                     10.86
                 2003                  27.77                     28.71
                 2002                 -13.26                     -22.10

                1 year                 11.15                     10.86
               3 years                 7.20
           Since Inception3            8.98

1 This column shows performance after average advisory fees and operating expenses (2.25%) charged to the accounts in the Composite have been deducted, including brokerage, custody fees and other expenses. The Cyclical Growth and Income ETF Portfolio's fees and expenses are generally expected to be higher than those reflected in this Composite, which would reduce performance.
2 The Standard & Poor's 500 Composite Stock Price Index, an index of the stocks of approximately 500 large- and medium-sized companies traded in U.S. stock markets. Results include reinvested dividends.
3 The inception date of the Composite was November 1, 2001. Total returns and expenses are not annualized for the first year of operations.

      Cyclical Growth ETF Portfolio

     Since the Portfolio commenced operations in _____, it does not have any operating history. In order to provide you with information regarding the investment capabilities of A.G. Edwards, performance information regarding the composite performance of the Cyclical Asset Allocation Portfolios Plus- Growth ("A.G. Edwards Composite") is presented. This chart does not show you the performance of the Cyclical Growth ETF Portfolio - it shows the performance of similar accounts also managed by A.G. Edwards. This chart shows the historical composite performance of the A.G. Edwards Composite. The accounts in the composite have investment objectives, policies and strategies that are substantially similar to those of the Cyclical Growth ETF Portfolio. As of May 31, 2005, the composite consisted of 4,780 private accounts representing $708,196,807 in assets.

         The performance shows the historical track record of the Adviser and is not intended to imply how the Cyclical Growth ETF Portfolio will perform. Total returns represent past performance of the Composite and not the Cyclical Growth ETF Portfolio.

                               Annual total returns/Average annual total returns
                                for the periods ending December 31, 2004


                                  A.G. Edwards
             Year/Period          Composite (%)1                S&P 500
                                                                Index (%)2

                 2004                  12.12                     10.86
                 2003                  29.94                     28.71
                 2002                 -19.86                     -22.10

                1 year                 12.12                     10.86
               3 years                 5.30
           Since Inception3            4.92

1 This column shows performance after average advisory fees and operating expenses (2.25%) charged to the accounts in the Composite have been deducted, including brokerage, custody fees and other expenses. The Cyclical Growth ETF Portfolio's fees and expenses are generally expected to be higher than those reflected in this Composite, which would reduce performance.
2 The Standard & Poor's 500 Composite Stock Price Index, an index of the stocks of approximately 500 large- and medium-sized companies traded in U.S. stock markets. Results include reinvested dividends.
3 The inception date of the Composite was September 1, 2001. Total returns and expenses are not annualized for the first year of operations.

Expense Limitation Agreement

         In the interest of limiting expenses of each Portfolio until April 30, 2007, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to 0.80% of daily net assets in the case of each Portfolio.

         Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the then existing percentage limits. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio's total annual expense ratio is less than the respective percentages stated above.

         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

Distribution Plans

     Each Portfolio has adopted for its Class B shares, Class C shares and Class E shares, plans pursuant to Rule 12b-1 under the 1940 Act (the "Class B Distribution Plan", the "Class C Distribution Plan" and the "Class E Distribution Plan," respectively, and collectively the "Distribution Plans"). Pursuant to the Distribution Plans, the Portfolio has entered into Distribution Agreements relating to the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan, respectively, with MetLife Investors Distribution Company ("MLIDC") located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MLIDC is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Distribution Plans permit the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Distribution Plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% (in the case of the Portfolio's Class B shares), 1.00% (in the case of the Portfolio's Class C shares) and 0.25% (in the case of the Portfolio's Class E shares) of the average daily net assets of the Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively, as payment for services rendered in connection with the distribution of Class B shares, Class C shares and Class E shares. Currently, payments are limited to 0.25% of average net assets in the case of Class B shares, 0.30% of average net assets in the case of Class C shares and 0.15% of average net assets in the case of Class E shares, which amounts may be increased to the full Distribution Plan amounts by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

     In addition to serving as the Adviser to the Portfolios, A.G. Edwards is registered with the SEC as a broker-dealer and, in that capacity, sells variable insurance products that offer the Portfolios as investment options. A.G. Edwards receives compensation from the insurance company or MLIDC, the distributor of the variable insurance products, for its selling efforts as well as for the contract owner and administrative services it provides. This compensation includes sales commissions, revenue sharing payments, service fees and persistency allowances. A portion of the compensation paid by MLIDC or the insurance company to A.G. Edwards may be derived from 12b-1 fees that are paid by the Portfolios to MLIDC or the insurance company.

         In addition, A.G. Edwards may act as broker for the Portfolios in executing their portfolio securities transactions and may earn brokerage commissions or other remuneration for these transactions. The compensation paid to A.G. Edwards by the Portfolios for any such transaction must comply with procedures adopted by the Trust that govern the Portfolio's use of an affiliated broker. As required by an SEC rule, those procedures place limits on the compensation that a Portfolio can pay to an affiliated broker and require that the Board of Trustees receive periodic reports on transactions with affiliated brokers.

YOUR INVESTMENT

Shareholder Information

         The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

         Funds of Funds Structure

         Each Underlying ETF will have other shareholders, each of whom will pay their proportionate share of the ETF's expense. As a unitholder of an ETF, a Portfolio will have the same voting rights as other shareholders. A Portfolio has the right to decide to have the Manager manage its assets directly if the Trust's Board of Trustees decides it is in the best interest of a Portfolio to do so.

         Disclosure of Portfolio Holdings

         A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains, so that the Portfolio will incur no federal income tax.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife. These separate accounts are insurance company separate accounts that fund annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. The assets of the Portfolios will consist primarily of the Underlying ETFs, which may be owned in part by persons other than those permitted to own interests in the Portfolios. Accordingly, each Underlying ETF is considered an "asset" of the Portfolio, and each Portfolio will need to be sure that no more than 55% of its assets are represented by one Underlying ETF, no more than 70% by any two Underlying ETFs, and so forth, in order that the Contracts will meet the diversification requirements of Section 817(h). Compliance with the tax requirements described above may result in a reduction in the return under a Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Adviser might otherwise believe to be desirable. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B, Class C and Class E shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

     MLIDC is the principal underwriter and distributor of the Trust's shares. MLIDC places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio next determined after such orders are placed. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

         Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. Class C shares are subject to a Rule 12b-1 fee of 0.30% of average daily net assets. Class E shares are subject to a Rule 12b-1 fee of 0.15% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contracts prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

         Market Timing

         The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors ("market timing"), specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets. The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any contract owner's financial intermediary.

         The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. Under certain circumstances, the Manager may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

         If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in that separate account and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any surveillance procedures established from time to time to effectuate this policy, at any time without notice.

         Limitations on the Trust's Ability to Detect and Deter Market Timing

         The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

         Risks Associated With Market Timing Generally

         While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt efficient portfolio management. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading that causes a Portfolio to incur increased expenses may be disruptive. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

         Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage"). Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds.

         A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

         Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies including any Underlying ETFs, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

         Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

         Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

         Securities of each Underlying ETF are valued at their net asset value as described in the Underlying ETF's prospectus.

         FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854

Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.nymetlifeinvestots.com/MIST.htm.

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

   o  In person   Review and copy documents in the SEC's Public Reference
                  Room in Washington, D.C.(for information call 202-942-8090).

   o  On line     Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.

   o  By mail     Request  documents,  upon  payment of a  duplicating  fee, by writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.

                                               SEC FILE # 811-10183

                       STATEMENT OF ADDITIONAL INFORMATION

                           MET INVESTORS SERIES TRUST

     This Statement of Additional Information provides supplementary information pertaining to shares of two investment portfolios ("Portfolios") of Met Investors Series Trust (the "Trust"), an open-end, management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated _____, 2005 (the "Prospectus") for, as applicable, the Class A, Class B, Class C and Class E shares of the Cyclical Growth and Income ETF Portfolio and Cyclical Growth ETF Portfolio which may be obtained by writing the Trust at 22 Corporate Plaza Drive, Newport Beach California 92660 or by calling (800) 848-3854. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

         The date of this Statement of Additional Information is _____, 2005.

                                Table of Contents

                                                                            Page

INVESTMENT OBJECTIVES AND POLICIES...........................................3
         Money Market Securities.............................................3
         -----------------------
         Other Investment Companies..........................................4
         --------------------------
         Repurchase Agreements...............................................6
         ---------------------
         U.S. Government Securities..........................................6
         --------------------------
INVESTMENT RESTRICTIONS......................................................6
         Fundamental Policies................................................6
         --------------------
         Non-Fundamental Policies............................................7
         ------------------------
PERFORMANCE INFORMATION......................................................9
         Total Return........................................................9
         ------------
         Non-Standardized Performance........................................9
         ----------------------------
PORTFOLIO TRANSACTIONS......................................................10
MANAGEMENT OF THE TRUST.....................................................12
         Trustees and Officers..............................................12
         ---------------------
         Committees of the Board............................................15
         -----------------------
         Compensation of the Trustees.......................................16
         ----------------------------
         Proxy Voting Procedures............................................17
         -----------------------
         Proxy Voting Records...............................................17
         --------------------
         Portfolio Holdings Disclosure Policy...............................18
         ------------------------------------
INVESTMENT ADVISORY AND OTHER SERVICES......................................18
         The Manager........................................................18
         -----------
         The Adviser........................................................22
         -----------
         The Administrator..................................................24
         -----------------
         The Distributor....................................................25
         ---------------
         Code of Ethics.....................................................27
         --------------
         Custodian..........................................................27
         ---------
         Transfer Agent.....................................................27
         --------------
         Legal Matters......................................................28
         -------------
         Independent Auditors...............................................28
         --------------------
REDEMPTION OF SHARES........................................................28
NET ASSET VALUE.............................................................28
FEDERAL INCOME TAXES........................................................29
ORGANIZATION AND CAPITALIZATION OF THE TRUST................................29
APPENDIX....................................................................29

----------------------
         No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

INVESTMENT OBJECTIVES AND POLICIES

         The investment policies and restrictions of each Underlying ETF are described in the prospectus and statement of additional information for each of these funds.

         The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus.

         Each Portfolio operates under a "fund of funds" structure, investing at least 80% of its net assets in other mutual funds known as exchange-traded funds ("Underlying ETFs"). In addition to investments in shares of the Underlying ETFs, a Portfolio may invest in other registered investment companies that are not exchange-traded funds including high yield bond funds and for cash management purposes in U.S. government securities and in money market securities. In addition to the fees directly associated with a Portfolio, an investor in that Portfolio will also directly bear the fees of the Underlying ETFs or other investment companies in which a Portfolio invests. For additional information about Underlying ETFs, please see their respective prospectuses and statements of additional information.

         Each Portfolio invests in shares of the Underlying ETFs and its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as the Adviser's allocation among the Underlying ETFs. Accordingly, each Portfolio's investment performance will be influenced by the investment strategies of and risks associated with the Underlying ETFs, as described in the Prospectus, in direct proportion to the amount of assets each Portfolio allocates to the Underlying ETFs utilizing such strategies. The information below applies generally to direct investments that may be made by the Portfolios.

         Money Market Securities

         Money market securities in which the Portfolios may invest include U.S. government securities, U.S. dollar denominated instruments (such as bankers' acceptances, commercial paper, domestic or Yankee certificates of deposit and Eurodollar obligations) issued or guaranteed by bank holding companies in the U.S., their subsidiaries and their foreign branches. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.

         Other money market securities in which a Portfolio may invest also include certain variable and floating rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations a Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that a Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the Portfolio may also be subject to credit risks associated with the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by a Portfolio will be regarded as illiquid.

         A Portfolio may also invest in bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         Generally, the Portfolios will invest only in high quality money market instruments, i.e., securities which have been assigned the highest quality ratings by NRSROs such as "A-1" by Standard & Poor's or "Prime-1" by Moody's, or if not rated, determined to be of comparable quality by the Portfolio's Adviser.

                  Other Investment Companies

         Each Portfolio invests substantially all of its assets in the securities of other investment companies, primarily Underlying ETFs. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the management fees (and other expenses) paid by the Portfolio.

         The shares of an Underlying ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the Underlying ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the Underlying ETF by depositing a specified portfolio of the Underlying ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Portfolios may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser believes it is in a Portfolio's interest to do so. The Portfolios' ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that the Underlying ETFs will not be obligated to redeem shares held by the Portfolios in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

         There is a risk that the Underlying ETFs in which a Portfolio invests may terminate due to extraordinary events that may cause any of the service providers to the Underlying ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the Underlying ETF. Also, because the Underlying ETFs in which the Portfolios intend to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the Underlying ETFs may terminate if such license agreements are terminated. In addition, an Underlying ETF may terminate if its entire net asset value falls below a certain amount. Although the Portfolios believe that, in the event of the termination of an Underlying ETF, they will be able to invest instead in shares of an alternate Underlying ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate Underlying ETF would be available for investment at that time.

         Limitations on Investing in Other Investment Companies. Generally, under the 1940 Act, a Portfolio may not acquire shares of another investment company (Underlying ETFs or other investment companies) if, immediately after such acquisition, the Portfolio and its affiliated persons would hold more than 3% of the Underlying ETF's or other investment company's total outstanding shares or if the Portfolio's investment in securities of the Underlying ETF or other investment company would be more than 5% of the value of the total assets of the Portfolio. Accordingly, each Portfolio is subject to these limitations unless (i) the Underlying ETF or the Portfolio has received an order for exemptive relief from the Securities and Exchange Commission (the "SEC") that is applicable to the Portfolio; and (ii) the Underlying ETF and the Portfolio take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust, iShares, Inc. and to SPDR Trust, Series 1 which permits investment companies, including the Portfolios, to invest in the various series of the iShares Trust and iShares, Inc. ("iShares Funds") and SPDR Trust, Series 1 beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds or SPDR Trust, Series 1 before investing in these Underlying ETFs in excess of the 1940 Act limitations. To the extent other Underlying ETFs obtain similar exemptive relief from the SEC, the Portfolios may seek to qualify to invest in such other Underlying ETFs in excess of the 1940 Act limitations. In addition, the Trust has applied for such exemptive relief. If such relief is granted by the SEC, each Portfolio may invest up to 25% of its assets in any one Underlying ETF, subject to certain conditions to be contained in the order granting such relief. There is no guarantee the SEC will grant the Trust such relief.

         To the extent the 1940 Act limitations apply to certain Underlying ETFs, such limitations may prevent a Portfolio from allocating its investments in the manner that the Adviser considers optimal, or cause the Adviser to select a similar index or sector-based mutual fund or other investment company ("Other Investment Companies"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate)("Stock Baskets") as an alternative. The Portfolios may also invest in Other Investment Companies or Stock Baskets when the Adviser believes they represent more attractive opportunities than similar Underlying ETFs.

         The Portfolios' investments in Other Investment Companies will be subject to the same limitations described above.

                  U.S. Government Securities

         Securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities include U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by agencies and government-sponsored entities which are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Government National Mortgage Association), (ii) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association) or (iii) the authority of the U.S. government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or government-sponsored entities as described in clauses (ii) or (iii) above in the future, other than as set forth above, since it is not obligated to do so by law.

                             INVESTMENT RESTRICTIONS

     Fundamental Policies

         The following investment restrictions are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

         1.       Borrowing

         Each Portfolio may not borrow money, except to the extent permitted by applicable law.

         2.       Concentration

         Each Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities, and repurchase agreements secured by such obligations.

         3.       Underwriting

         Each Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

         4.       Real Estate

         Each Portfolio may not purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities.

         5.       Commodities

         Each Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

         6.       Loans

         Each Portfolio may not make loans, except through the purchase of debt obligations and the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Trust's Board of Trustees.

         7.       Senior Securities

         Each Portfolio may not issue any senior security (as defined in the 1940 Act) except in compliance with applicable law.

                  Non-Fundamental Policies

         The following investment restrictions apply to each Portfolio, except as noted. These restrictions may be changed for any Portfolio by the Trust's Board of Trustees without a vote of that Portfolio's shareholders.

         Each Portfolio may not:

         (1)      Purchase securities on margin, except that each Portfolio may:
                  (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments;

         (2) Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3 % of the respective total assets of each Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

         (3) Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities;

         (4) Invest in companies for the purpose of exercising management or control.

         With respect to when-issued and delayed delivery securities, it is the policy of all Portfolios permitted to invest in such securities, to not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

80% Investment Policy

         Under normal circumstances, each of the Portfolios will invest at least 80% of its respective assets (defined as net assets plus the amount of any borrowing for investment purposes) in Underlying ETFs. (See the Prospectus for a detailed discussion of these Portfolios' investments.) Shareholders will be provided with at least 60-days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

         Unless otherwise indicated, all limitations applicable to a Portfolio's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                             PERFORMANCE INFORMATION

         Total return and yield will be computed as described below.

                  Total Return

         Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                  P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000

 T = average annual total return
 n = number of years
 ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof).

         The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The total return figures do not reflect charges and deductions which are, or may be, imposed under the Contracts.

         The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

                  Non-Standardized Performance

         In addition to the performance information described above, the Trust may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                             PORTFOLIO TRANSACTIONS

         The Portfolios invest primarily in the Underlying ETFs and do not incur sales charges in connection with investments in the Underlying ETFs, but they may incur such costs if they invest directly in other types of securities, and they bear such costs indirectly through their investment in the Underlying ETFs. Accordingly, the following description is relevant for the Portfolios.

         For information regarding portfolio transactions for each specific Underlying ETF, see the statement of additional information for the respective Underlying ETF.

         Subject to the supervision and control of the Manager and the Trustees of the Trust, each Portfolio's Adviser is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange. Fixed income securities and certain equity securities in which the Portfolios invest may be traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. The Adviser of each Portfolio is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, the Adviser considers the firm's reliability, the quality of its execution services on a continuing basis, confidentiality, including trade anonymity, and its financial condition.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers that execute portfolio transactions for the clients of such advisers. The Adviser generally will not utilize soft dollars to purchase research services from broker-dealers that execute portfolio transactions for its clients, including the Portfolios.

         As noted above the Adviser may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Adviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other investment advisory clients, and the Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However NASD Regulation, Inc. has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

         The Board of Trustees has approved a Statement of Directed Brokerage Policies and Procedures for the Trust pursuant to which the Trust may direct the Manager to cause the Adviser to effect securities transactions through broker-dealers in a manner that would help to generate resources to pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the management agreement ("Directed Brokerage"). The Trustees will review the levels of Directed Brokerage for each Portfolio on a quarterly basis.

         Under the Directed Brokerage policy, any payments or benefits accrued by or credited to a particular Portfolio are applied against the Portfolio's gross expenses. Accordingly, in the event that the Manager waives or limits its fees or assumes other expenses of a Portfolio in accordance with the Expense Limitation Agreement described herein (collectively, "expense reimbursements"), payments or benefits accrued by or credited to the Portfolio under the Directed Brokerage policy may reduce the expense reimbursements owed by the Manager to the Portfolio.

         An Adviser may effect portfolio transactions for other investment companies and advisory accounts. Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's Adviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a Portfolio. In the opinion of the Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.

         The Adviser to the Portfolios may execute portfolio transactions through certain of its affiliated brokers acting as agent in accordance with the procedures established by the Board of Trustees, but will not purchase any securities from or sell any securities to any such affiliate acting as principal for its own account.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Portfolios' activities, reviewing, among other things, each Portfolio's performance and its contractual arrangements with various service providers. The Trustees elect the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

                  Trustees and Officers

         The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 22 Corporate Plaza Drive, Newport Beach, California 92660. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees."

The Trustees

----------------------------- -------------     ------------    ----------------------------------  ---------   --------------------
                                                                                                Number of
                                                Term of                                         Porfolios in
                               Position(s)      Office and                                      Fund Complex
                               Held with        Length of         Principal Occupation(s)       overseen by      Other Directorships
Name, Age and Address          Registrant       Time Served       During Past 5 Years           Trustee          Held by Trustee

----------------------------- -------------     ------------    ----------------------------------  ---------   --------------------
Elizabeth M. Forget*            President       Indefinite;       Since December 2000, President     32          None
(38)                            and Trustee     From              of Met Investors Advisory LLC;
                                                December          since July 2000, Executive Vice
                                                2000 to           President of MetLife Investors
                                                present.          Group, Inc.; from June 1996 to
                                                                  July 2000, Senior Vice President
                                                                  of Equitable Distributors, Inc.
                                                                  and, most recently, Vice
                                                                  President of Equitable Life
                                                                  Assurance Society of the United
                                                                  States.

Dawn M. Vroegop**               Trustee         Indefinite;       From September 1999 to September   32          Director, Caywood
(38)                                            From              2003, Managing Director,                       Scholl Asset
                                                December          Dresdner RCM Global Investors;                 Management;
                                                2000 to           from July 1994 to July 1999,                   Investment
                                                present.          Director, Schroder Capital                     Committee Member of
                                                                  Management International.                      City College of San
                                                                                                                 Francisco.
----------------------------- -------------     ------------    ----------------------------------  ---------   --------------------
Disinterested Trustees
----------------------------- -------------     ------------    ----------------------------------  ---------   --------------------
Stephen M. Alderman             Trustee         Indefinite;       Since November 1991, Shareholder   32          None
(44)                                            From              in the law firm of Garfield and
                                                December          Merel, Ltd.
                                                2000 to
                                                present.

Jack R. Borsting                Trustee         Indefinite;       Since 2001, Professor of           32         Director, Whitman
(74)                                            From              Business Administration and Dean              Education Group,
                                                December          Emeritus, Marshall School of                  Ivax Diagnostics
                                                2000 to           Business, University of Southern              and Los Angeles
                                                present.          California (USC); from 1995-2001              Orthopedic
                                                                  Executive Director, Center for                Hospital.  Trustee,
                                                                  Telecommunications Management,                The Rose Hills
                                                                  USC; from 1988 to 1995, Dean of               Foundation.
                                                                  Marshall School of Business, USC.             Member, Army
                                                                                                                Science Board

Theodore A. Myers             Trustee           Indefinite;       Since 1993, Financial              32          None
(73)                                            From              Consultant.
                                                December
                                                2000 to
                                                present.

Tod H. Parrott                Trustee           Indefinite;       Since June 1996, Managing          32          Director, U.S.
(66)                                            From              Partner, Rockaway Partners Ltd.                Stock Transfer
                                                December          (financial consultants).                       Corporation;
                                                2000 to                                                          Director Bonfire
                                                present.                                                         Foundation.

Roger T. Wickers              Trustee           Indefinite;       Since 1995, retired; from 1980     32          From 1995 to 1998,
(69)                                            From              to 1995, Senior Vice President                 Chairman of the
                                                December          and General Counsel, Keystone                  Board of Directors
                                                2000 to           Group Inc. and the Keystone                    of two American
                                                present.          Group of Mutual Funds.                         International Group
                                                                                                                 mutual funds.

----------------------------- -------------     ------------    ----------------------------------  ---------   --------------------
                                                                                                Number of
                                                Term of                                         Porfolios in
                               Position(s)      Office and                                      Fund Complex
                               Held with        Length of         Principal Occupation(s)       overseen by      Other Directorships
Name, Age and Address          Registrant       Time Served       During Past 5 Years           Trustee          Held by Trustee

----------------------------- -------------     ------------    ----------------------------------  ---------   --------------------
The Executive Officers
----------------------------- -------------     ------------    ----------------------------------  ---------   --------------------
Jeffrey A. Tupper             Vice              From August       Since February 2001, Assistant
(33)                          President,        2002 to           Vice President of MetLife
                              Chief             present           Investors Distribution Company;
                              Financial                           from 1997 to January 2001, Vice
                              Officer,                            President of PIMCO Advisors L.P.
                              Treasurer

Michael K. Farrell            Executive         From August       Since July 2002, Chief
(51)                          Vice              2002 to           Executive Officer of MetLife
                              President         present           Investors Group, Inc. and Met
                                                                  Investors Advisory LLC; since
                                                                  April 2001, Chief Executive
                                                                  Officer of MetLife Resources
                                                                  and Senior Vice President of
                                                                  Metropolitan Life Insurance
                                                                  Company; since January 1990,
                                                                  President of Michael K. Farrell
                                                                  Associates, Inc. (qualified
                                                                  retirement plans for non-profit
                                                                  organizations)

Richard C. Pearson            Vice              From              Since July 2002, President of
(60)                          President         December          MetLife Investors Distribution
                              and               2000 to           Company; since January, 2002,
                              Secretary         present.          Secretary of Met Investors
                                                                  Advisory LLC; since January
                                                                  2001, Senior Vice President,
                                                                  General Counsel and Secretary
                                                                  of MetLife Investors Group,
                                                                  Inc.; since November 2000, Vice
                                                                  President, General Counsel and
                                                                  Secretary of Met Investors
                                                                  Advisory LLC; from 1998 to
                                                                  November 2000, President,
                                                                  Security First Group, Inc.

Mary Moran Zeven              Assistant         From August       Senior Vice President and
One Federal Street            Secretary         2001 to           Senior Managing Counsel (2002
Boston, Massachusetts 02110                     present           to present) and Vice President
(44)                                                              and Associate Counsel (2000 to
                                                                  2002), State Street Bank and
                                                                  Trust Company; Vice President
                                                                  and Counsel, PFPC, Inc.
                                                                 (1999-2000).

William C. Cox                Assistant         From              Since 1997, Vice President and
One Federal Street            Treasurer         November          Senior Director, Fund
Boston, Massachusetts                           2004 to           Administration Division, State
02110                                           present           Street Bank and Trust Company
(38)
----------------------------- -------------     ------------    ----------------------------------  ---------   --------------------

*  "Interested  person"  of the Trust (as that term is  defined in the 1940
Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.

** "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Vroegop may be deemed an interested person of the Trust as a result of her prior affiliation with RCM Investment Management LLC, the Adviser to the RCM Global Technology Portfolio, another portfolio series of the Trust.

         Committees of the Board

         The Trust has a standing Audit Committee consisting of all of the Disinterested Trustees. The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held four meetings during the fiscal year ended December 31, 2004.

         The Trust has a Nominating and Compensation Committee consisting of all the Disinterested Trustees. The Nominating and Compensation Committee's function is to nominate and evaluate Disinterested Trustee candidates and review the compensation arrangement for each of the Trustees. The Nominating and Compensation Committee will not consider nominees recommended by contract holders. The Nominating and Compensation Committee held two meetings during the fiscal year ended December 31, 2004.

         The Trust has a Valuation Committee consisting of Elizabeth M. Forget, Richard C. Pearson, Jeffrey Tupper, Anthony Dufault and such other officers of the Trust and the Manager, as well as such officers of any Adviser to any Portfolio as are deemed necessary by Ms. Forget, Mr. Pearson, Mr. Tupper or Mr. Dufault from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. The Valuation Committee held 15 meetings during the fiscal year ended December 31, 2004.

         Compensation of the Trustees

         Each Trustee, who is not an employee of the Manager or any of its affiliates, currently receives from the Trust an annual retainer of $36,000 ($9,000 per quarter) plus (i) an additional fee of $3,000 for each regularly scheduled Board meeting attended, Committee meetings and private Disinterested Trustee meetings attended, and (ii) $750 for each telephonic/internet interactive Board and Committee meeting attended, plus reimbursement for expenses in attending in-person meetings. In addition, the lead Disinterested Trustee who is also Chair of the Audit Committee receives a supplemental retainer of $10,000 per year ($2,500 per quarter).

The table below sets forth the compensation paid to each of the Trustees affiliated with the Manager and all other Trustees during the fiscal year ended December 31, 2004. For a portion of 2004, the Trustees were paid under a different compensation schedule.


                                                       Total Compensation
                                   Aggregate           From Fund Complex
                                   Compensation from   Paid to Trustee
Name of Person, Position           Trust

Elizabeth M. Forget, Trustee       None                None
---------------------------------- ------------------- --------------------
Stephen M. Alderman                $60,250             $60,250
Jack R. Borsting                   $50,250             $50,250
Theodore A. Myers                  $47,250             $47,250
Tod H. Parrott                     $50,250             $50,250
Dawn M. Vroegop                    $49,500             $49,500
Roger T. Wickers                   $50,250             $50,250

         The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         As of December 31, 2004, the officers and Trustees of the Trust as a group did not own any outstanding shares of the Trust.
<

         Proxy Voting Procedures

         Pursuant to the Trust's Proxy Voting Policies and Procedures, the Trust has delegated the proxy voting responsibilities with respect to each Portfolio to the Manager. Because the Manager views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to each Portfolio to the Adviser. Appendix B to this Statement of Additional Information contains the proxy voting policies and procedures of the Portfolios' Adviser.

         Proxy Voting Records

         The Manager and the Advisers, as applicable, will maintain records of voting decisions for each vote cast on behalf of the Portfolios. Information regarding how each Portfolio voted proxies relating to portfolio securities during the 12-month period ended _______, 2005 will be filed with the SEC on Form N-PX and will be available (1) without charge, upon request, by calling the Trust, toll-free at 1-800-343-8496 and (2) on the SEC's website at http://www.sec.gov.

         Portfolio Holdings Disclosure Policy

         The Board of Trustees has adopted and approved policies and procedures reasonably designed to protect the confidentiality of the Trust's portfolio holdings information and to seek to prevent the selective disclosure of such information. The Trust reserves the right to modify these policies and procedures at any time without notice.

         Only the Manager's or, as applicable, the Adviser's Chief Compliance Officer, or persons designated by the Trust's Chief Compliance Officer (each, an "Authorized Person") are authorized to disseminate nonpublic portfolio information, and only in accordance with the procedures described below. Pursuant to these polices and procedures, the Manager or the Adviser may disclose a Portfolio's portfolio holdings to unaffiliated parties prior to the time such information has been disclosed to the public through a filing with the SEC only if an Authorized Person determines that (i) there is a legitimate business purpose for the disclosure; and (ii) the recipient is subject to a confidentiality agreement, including a duty not to trade on the nonpublic information. Under the Trust's policies and procedures, a legitimate business purpose includes disseminating or providing access to portfolio information to
(i) the Trust's service providers (e.g., custodian, independent auditors) in order for the service providers to fulfill their contractual duties to the Trust; (ii) rating and ranking organizations and mutual fund analysts; (iii) a newly hired Adviser prior to the Adviser commencing its duties; (iv) the Adviser of a Portfolio or other affiliated investment company portfolio that will be the surviving portfolio in a merger; and (v) firms that provide pricing services, proxy voting services and research and trading services. The Trust's policies and procedures prohibit the dissemination of non-public portfolio information for compensation or other consideration. Any exceptions to these policies and procedures may be made only if approved by the Trust's Chief Compliance Officer as in the best interests of the Trust, and only if such exceptions are reported to the Trust's Board of Trustees at its next regularly scheduled meeting.

         Dissemination of the Trust's portfolio holdings information to MetLife enterprise employees is limited to persons who are subject to a duty to keep such information confidential and who need to receive the information as part of their duties. As a general matter, the Trust disseminates portfolio holdings to contract owners only in the Annual or Semiannual Reports or in other formats that are generally available on a contemporaneous basis to all such contract owners or the general public. In addition, approximately the third week after the end of each calendar quarter, the Trust publishes the quarterly percentage portfolio holdings for each of the Portfolios of the Trust. The information is also available quarterly on the Trust's website. In addition, disclosure of portfolio holding information will be made in accordance with applicable law or as requested by governmental authorities.


                     INVESTMENT ADVISORY AND OTHER SERVICES

     The Manager

         The Trust is managed by Met Investors Advisory LLC (the "Manager") which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the Trust. MetLife Investors Group, Inc., an affiliate of Metropolitan Life Insurance Company, owns all of the outstanding common shares of the Manager and MetLife Investors Distribution Company.

         The Trust and the Manager have entered into a Management Agreement dated December 8, 2000, as amended ("Original Management Agreement"), which was initially approved by the Board of Trustees on December 7, 2000 and by Security First Life Insurance Company (currently known as MetLife Investors USA Insurance Company), as initial shareholder of the Trust, on December 8, 2000. Subject always to the supervision and direction of the Trustees of the Trust, under the Original Management Agreement the Manager will have (i) overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) full discretion to select new or additional Advisers for each Portfolio; (iii) full discretion to enter into and materially modify investment advisory agreements with Advisers; (iv) full discretion to terminate and replace any Adviser; and (v) full investment discretion to make all determinations with respect to the investment of a Portfolio's assets not then managed by an Adviser. In connection with the Manager's responsibilities under the Original Management Agreement, the Manager will assess each Portfolio's investment focus and will seek to implement decisions with respect to the allocation and reallocation of each Portfolio's assets among one or more current or additional Advisers from time to time, as the Manager deems appropriate, to enable each Portfolio to achieve its investment goals. In addition, the Manager will monitor compliance of each Adviser with the investment objectives, policies and restrictions of any Portfolio or Portfolios (or portions of any Portfolio) under the management of such Adviser, and review and report to the Trustees of the Trust on the performance of each Adviser. The Manager will furnish, or cause the appropriate Adviser(s) to furnish, to the Trust such statistical information, with respect to the investments that a Portfolio (or portions of any Portfolio) may hold or contemplate purchasing, as the Trust may reasonably request. On the Manager's own initiative, the Manager will apprise, or cause the appropriate Adviser(s) to apprise, the Trust of important developments materially affecting each Portfolio (or any portion of a Portfolio that they advise) and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Manager agrees to furnish, or cause the appropriate Adviser(s) to furnish, to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request. In addition, the Manager agrees to cause the appropriate Adviser(s) to furnish to third-party data reporting services all currently available standardized performance information and other customary data.

         Under the Original Management Agreement, the Manager also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following:

o    Office space, all necessary office facilities and equipment;

o Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions:

     o related to and to be performed under the Trust's contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

     o related to the investment advisory services to be provided by any Adviser pursuant to an investment advisory agreement with the Manager ("Advisory Agreement").

o Information and services, other than services of outside counsel or independent accountants or investment advisory services to be provided by any Adviser under an Advisory Agreement, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to shareholders or regulatory authorities, and all tax returns.

         As compensation for these services the Trust pays the Manager a monthly fee at the following annual rates of each Portfolio's average daily net assets:

------------------------------------------- ------------------------------------
          Portfolio                                        Fee
------------------------------------------- ------------------------------------
------------------------------------------- ------------------------------------
Cyclical Growth and Income ETF                            0.45%
------------------------------------------- ------------------------------------
------------------------------------------- ------------------------------------
Cyclical Growth ETF                                       0.45%
------------------------------------------- ------------------------------------


From the management fees, the Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of each applicable Portfolio.

         The Manager and the Trust have also entered into an expense limitation agreement with respect to the Portfolios ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each such Portfolio are limited to the extent described in the "Management--Expense Limitation Agreement" section of the Prospectus.

         In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including, without limitation, charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself and its Disinterested Trustees, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its administrator, custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not affiliated persons of the Manager, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Trust expenses are allocated among and charged to the assets of the Portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. In addition, as discussed below under "Distribution of the Trust's Shares," the Class B, Class C and Class E shares of each Portfolio may pay for certain distribution - related expenses in connection with activities primarily intended to result in the sale of its shares.

         The Management Agreement continues in force for two years from its commencement date, with respect to each Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Trust, or upon such shorter notice as may be mutually agreed upon.

         In approving the Management Agreement with the Manager, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of the services to be provided to the funds by the Manager;
(2) the performance of comparable funds managed by the Manager as compared to an appropriate index; (3) the Manager's personnel and operation; (4) the Manager's financial condition; (5) the level and method of computing each fund's management fee; (6) the anticipated profitability of the Manager under the Management Agreement; (7) "fall-out" benefits to the Manager and its affiliates (i.e., ancillary benefits realized by the Manager or its affiliates from the Manager's relationship with the Trust); (8) the anticipated effect of growth and size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

         The Board, in examining the nature and quality of the services to be provided by the Manager to the Portfolios, recognized the Manager's experience in serving as an investment manager. The Board also noted the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the selection of the subadvisers for the Portfolios and oversight of the subadvisers' compliance with fund policies and objectives, review of brokerage matters, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they related to the Portfolios. Based on its consideration and review of the foregoing information, the Board determined that the Portfolios were likely to benefit from the nature and quality of these services, as well as the Manager's ability to render such services based on its experience, operations and resources.

         The Board also evaluated the expertise and performance of the personnel overseeing the Adviser, and compliance with each Portfolio's investment restrictions, tax and other requirements.

         The Board gave substantial consideration to the fees payable under the Management Agreement. In this connection, the Board evaluated the Manager's costs and profitability in serving as investment manager to the Portfolios, including the costs associated with the personnel, systems and equipment necessary to manage the Trust and the costs associated with compensating the Adviser with respect to each Portfolio. The Board also examined the fees to be paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee. The Board also noted the Manager's commitment to the expense limitation agreement with the Portfolios. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided, and the costs to be incurred, by the Manager, the Board concluded that the level of the fees paid to the Manager with respect to each Portfolio was fair and reasonable.

         Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of the Manager, the Board determined approval of the Management Agreement was in the best interests of each Portfolio. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Management Agreement.

The Adviser

         Pursuant to an Advisory Agreement with the Manager with respect to each Portfolio, the Adviser to the Portfolios furnishes continuously an investment program for each Portfolio, makes investment decisions on behalf of each Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions in connection therewith. For its services, the Manager pays the Adviser a fee based on a percentage of the average daily net assets of each of the Portfolios.

         Each Advisory Agreement will continue in force for approximately two years from its commencement date, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees by votes cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Manager, by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' prior written notice to the Adviser or by the Adviser on not less than 90 days' prior written notice to the Manager, or upon such shorter notice as may be mutually agreed upon.

         Each Advisory Agreement provides that the Adviser shall not be subject to any liability to the Trust or the Manager for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.

         The Board of Trustees initially approved the Advisory Agreement between the Manager and the Adviser for each Portfolio based on a number of factors relating to the Adviser's ability to perform under the Advisory Agreements. These factors included: the Adviser's management style and long-term performance record with comparable accounts; the Adviser's current level of staffing and its overall resources; the Adviser's financial condition; and the Adviser's compliance systems and any disciplinary history.

         The Board gave substantial consideration to the fees payable under the Investment Advisory Agreement. In this connection, the Board evaluated each Adviser's costs and profitability (to the extent practicable) in serving as an Adviser to the Portfolios, including the costs associated with the personnel, systems and equipment necessary to perform its functions. The Board also examined the fees paid to the Adviser in light of fees paid to other investment advisers by comparable funds and the method of computing the Adviser's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided, and the costs to be incurred, by each Adviser, the Board concluded that the fee paid to the Adviser with respect to each Portfolio was fair and reasonable.

         Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of the Adviser, the Board determined approval of each Investment Advisory Agreement was in the best interests of the respective Portfolio. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Investment Advisory Agreement with respect to each Portfolio.

         The Board also noted that the Adviser will not utilize soft dollars to purchase research but selects brokers primarily on the basis of their execution capabilities. Further, the Board recognized that the Adviser to the Portfolios is affiliated with registered broker-dealers and these broker-dealers may from time to time execute transactions on behalf of the Portfolios. The Board noted, however, that the Adviser must select brokers who meet the Trust's requirements for best execution. The Board concluded that the benefits accruing to the Adviser and its affiliates by virtue of the Adviser's relationship to the Portfolios are fair and reasonable.

         The Trust and the Manager have received an exemptive order from the SEC ("Multi-Manager Order"). The Multi-Manager Order permits the Manager, subject to approval of the Board of Trustees, to: (i) select new or additional Advisers for the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers without obtaining approval of the relevant Portfolio's shareholders. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in a proxy statement. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the investment advisory agreement with the Affiliated Adviser, including compensation hereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval is not required for the termination of Advisory Agreements, shareholders of a Portfolio continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio.

         The Adviser has provided the Trust with the following information regarding each Portfolio's portfolio managers identified in the Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the Adviser has provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolios' investments, on the one hand, and the investments of the other accounts, on the other. The Adviser has also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2004. As of December 31, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

--------------------------------------------------------------------------------------------------------------------------
                                        Cyclical Growth and Income ETF Portfolio
                                              Cyclical Growth ETF Portfolio

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
(a)(1)        (a)(2) Number of other accounts managed within each             (a)(3) For each of the categories in(a)(2)
Portfolio     category and the total assets in the accounts managed           accounts and the total assets in the accounts with
Manager' s    within each category                                            respect to which the advisory fee is based on the
Name                                                                          performance of the account
(as listed in
Prospectus)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
             (A)              (B)              (C)               Registered         Other Pooled       Other Accounts
             Registered       Other Pooled     Other Accounts    Investment         Investment
             Investment       Investment                         Companies          Vehicles
             Companies        Vehicles
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
             Number of Total  Number of  Total Number of  Total  Number of  Total   Number of  Total   Number of  Total
             Accounts  Assets Accounts   AssetsAccounts   Assets Accounts   Assets  Accounts   Assets  Accounts   Assets
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Mark Keller      0       $0        0       $   18,000 (2) $2.5        0       N/A        0       N/A        0       N/A
                                                          billion
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Daniel Winter    0       $0        0       $   18,000 (2) $2.5        0       N/A        0       N/A        0       N/A
                                                          Billion
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
David            0       $0        0       $   18,000 (2) $2.5        0       N/A        0       N/A        0       N/A
Miyazaki                                                  billion
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Stuart           0       $0        0       $   18,000 (2) $2.5        0       N/A        0       N/A        0       N/A
Freeman                                                   billion
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Gregory          0       $0        0       $   18,000 (2) $2.5        0       N/A        0       N/A        0       N/A
Ellston                                                   billion
--------------------------------------------------------------------------------------------------------------------------

(2) Number of other accounts is approximate and includes individually managed wrap fee accounts.

(a) Potential Conflicts of Interest:

As part of its compliance program, A.G. Edwards has adopted policies and procedures that seek to address potential conflicts of interest. The firm's compliance program and code of ethics is designed to detect and prevent violations and ensure that all client accounts are treated equitably over time and protect against potential incentives that may favor one account over another.

A.G. Edwards has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nonetheless, A.G. Edwards furnishes investment management and brokerage services to numerous clients in addition to the Portfolios. In managing multiple portfolios, certain potential conflicts of interest may arise when a portfolio manager also has day-to-day management responsibilities with respect to one or more portfolio or other accounts.

A.G. Edwards has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. A portfolio manager who is responsible for managing multiple portfolios may devote unequal time and attention to the management of those accounts. The effects of this potential conflict may be more pronounced where accounts overseen by a particular portfolio manager have different investment strategies. Portfolio managers have the responsibility to determine which broker-dealer to use to execute each order, consistent with its duty to seek best execution of the transaction. A.G. Edwards may be limited by the client with respect to the selection of broker-dealers or may be instructed to direct trades through a particular broker for its separate accounts. In these cases, A.G. Edwards may place separate, non-simultaneous transactions for a portfolio and another account, which could temporarily affect the market price of the security or the execution of the transaction, possibly to the detriment of the portfolio, or its other accounts. When A.G. Edwards believes it is desirable, appropriate, and feasible to purchase the same security for a number of client accounts at the same time, Edwards will aggregate its clients' orders, in a way that seeks to obtain the most favorable executions in terms of the price at which the security is purchased or sold, the costs of executions and the efficiency of the processing of the transactions. Portfolio managers may choose to execute orders with an affiliated broker-dealer if it believes it can obtain a more favorable net price for the Portfolio and other clients. Each account that participates in an aggregated order will participate at the average net unit price.

(b) Compensation:

A.G. Edwards seeks to maintain a highly competitive compensation program designed to attract and retain qualified investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with that of its clients and overall firm results. The principal components of compensation for portfolio managers include a base salary, annual bonus, annual discretionary merit bonus, and various retirement benefits.

Base Salary. Generally, portfolio managers receive a base compensation which is determined by their position, tenure and responsibilities with the firm.

Annual Bonus. Portfolio managers are eligible to receive an annual bonus through participation in a firm-wide bonus pool. The bonus pool is funded based on a formula that encompasses firm-wide profit levels and revenue levels. Bonus points entitle the portfolio manager to a proportionate share of the funded bonus pool. This formula is designed to align the interests of the entire organization. Portfolio managers are awarded discretionary participation points in the bonus pool prior to the start of the fiscal year. The number of bonus points a portfolio manager receives is based on a number of subjective factors that include: individual job performance, leadership, tenure, organizational development and overall contribution to the firm.

Annual Merit Bonus. Portfolio managers may also be eligible for a merit award, which is based on attainment of professional goals and demonstrated extraordinary accomplishment during the year. The merit award can be in cash and/or restricted stock. Restricted stock will generally vest over a period of five years. A.G. Edwards believes restricted stock is a valuable form of compensation to attract and retain employees.

Long-term Equity-based Compensation. Vice Presidents of A.G. Edwards are awarded restricted stock or options to purchase common shares of A.G. Edwards stock in an amount equal to 15% of their base salary each year. Awards of such equity-based compensation typically vest over time, as to create additional long-term incentives to retain key employees.

Retirement and Benefit Plan. Employees of A.G. Edwards are eligible to participate in the firm's retirement plans which include both a 401(k) and Excess Profit-Sharing Plan.

The Administrator

         Pursuant to an administration agreement ("Administration Agreement"), State Street Bank and Trust Company ("Administrator") assists the Manager in the performance of its administrative services to the Trust and provides the Trust with other necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust.

         The Administrator was organized as a Massachusetts trust company. Its principal place of business is at One Federal Street, Boston, Massachusetts 02110. Under the Administration Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of approximately [0.05%] of the average daily net assets of each Portfolio of the Trust. The Administration Agreement shall remain in effect until December 31, 2005 and shall thereafter continue in effect for successive periods of one year, unless terminated by any party upon not less than sixty (60) days' prior written notice to the other party.

The Distributor

         The Trust has distribution agreements with MetLife Investors Distribution Company ("MID" or the "Distributor") in which MID serves as the Distributor for the Trust's Class A shares, Class B shares, Class C and Class E shares. MID is an affiliate of Metropolitan Life Insurance Company. MID's address is 22 Corporate Plaza Drive, Newport Beach, California 92660.

         The Trust's distribution agreements with respect to the Class A, Class B, Class C and Class E shares ("Distribution Agreements") were initially approved by the Board of Trustees at Board meetings held on December 7, 2000 (Class A, Class B, Class C) and April 23, 2001 (Class E). The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Class B, Class C or Class E Distribution Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

         The Distributor or its affiliates for the Class A shares will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants.

         Pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan, the Trust compensates the Distributor from assets attributable to the Class B, Class C and Class E shares, as applicable, for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class B, Class C and Class E shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B, Class C and Class E shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Class B, Class C and Class E shares.

         The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan provide that the Trust, on behalf of each Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively of the average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively, in respect to activities primarily intended to result in the sale of Class B, Class C and Class E shares. However, under the Distribution Agreements, payments to the Distributor for activities pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan are limited to payments at an annual rate equal to 0.25%, 0.30% and 0.15% of average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively. Under the terms of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and the related Distribution Agreements, each Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities (including Metropolitan Life Insurance Company and its affiliates) providing distribution and shareholder servicing with respect to the Class B, Class C and Class E shares for such entities' fees or expenses incurred or paid in that regard.

         Each of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to Class B shares, Class C shares and Class E shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and in connection with their annual consideration of the Class B Distribution Plan's, the Class C Distribution Plan's and the Class E Distribution Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class B, Class C and Class E shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class B, Class C and Class E shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Class B, Class C and Class E shares of the Trust; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (3) training sales personnel regarding the Class B, Class C and Class E shares of the Trust; and
(f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class B, Class C and Class E shares.

         A description of the Class B Distribution Plan with respect to the Class B shares and related services and fees thereunder is provided in the Prospectus for the Class B shares of the Portfolios. A description of the Class C Distribution Plan with respect to the Class C shares and related services and fees thereunder is provided in the Prospectus for the Class C shares of the Portfolios. On December 7, 2000, the Board of Trustees of the Trust, including the Disinterested Trustees unanimously approved the Class B Distribution Plan and the Class C Distribution Plan. A description of the Class E Distribution Plan with respect to the Class E shares and related services and fees thereunder is provided in the Prospectus for the Class E shares of the Portfolios. On April 23, 2001, the Board of Trustees of the Trust including the Disinterested Trustees unanimously approved the Class E Distribution Plan.

         The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor of the Class B, Class C and Class E shares in connection with the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Trust's Board of Trustees, and of a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class B shares, Class C shares or Class E shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B shares, Class C shares or Class E shares of the Portfolio, as applicable, or by vote of a majority of the Disinterested Trustees. The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan each also provides that it may not be amended to increase materially the amount (up to 0.50% [1.00% with respect to Class C and 0.25% with respect to Class E] of average daily net assets annually) that may be spent for distribution of Class B, Class C and Class E shares of any Portfolio without the approval of Class B, Class C and Class E shareholders, as applicable, of that Portfolio.

         The Distributor for each class of shares will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor currently offers shares of each Portfolio on a continuous basis to separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Distribution Agreement provides that the Distributor shall accept orders for shares at net asset value without a sales commission or sale load being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.

Code of Ethics

         The Trust, its Manager, its Distributor, and the Adviser, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts including securities that may be purchased or held by the Portfolios. A copy of each of the Codes of Ethics is on public file with, and is available from the SEC.

Custodian

         State Street Bank and Trust Company ("State Street Bank"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the Trust. Under the custody agreement, State Street Bank holds the Portfolios' securities, provides fund accounting and keeps all necessary records and documents.

Transfer Agent

         State Street Bank also serves as transfer agent for the Trust.

Legal Matters

     Certain legal matters are passed on for the Trust by Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006.

Independent Auditors

     ____________,  located at _________________________,  serves as the Trust's independent auditors.



                              REDEMPTION OF SHARES

         The Trust may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period
(1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

         The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                 NET ASSET VALUE

         The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., Eastern Time), each day the Exchange is open for trading. Currently, the Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, including the Underlying ETFs, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

         Other securities of the Portfolios for which the primary market is on a domestic or foreign exchange will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities traded over-the-counter and reported on NASDAQ will report the Nasdaq Official Closing Price ("NOCP"). The NOCP will be calculated on each business day at 4:00:02 p.m. Eastern time as follows: (i) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Portfolio securities which are traded over-the-counter and not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

         In the case of any securities which are not actively traded, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Notwithstanding the foregoing, short-term debt securities with maturities of 60 days or less will be valued at amortized cost.

         Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

         The Manager may, from time to time, under the general supervision of the Board of Trustees or the valuation committee, utilize the services of one or more pricing services available in valuating the assets of the Trust. The Manager will continuously monitor the performance of these services.

                              FEDERAL INCOME TAXES

         Each Portfolio intends to qualify each year as a "regulated investment company" under the Code. By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.

         In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities, and net income derived from an interest in a qualified publicly traded partnership; and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities, securities of other regulated investment companies (such as the Underlying ETFs) and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. For this purpose, a qualified publicly traded partnership is any publicly traded partnership other than one whose income is derived almost entirely from income which would be qualified income for a regulated investment company (that is, dividends, interest, payments with respect to securities loans, gains from the disposition of stock or securities, and the like) in any event.

         As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

         The Portfolios will not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are either tax-exempt pension trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

         The Trust intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Trust and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts, tax-exempt pension trusts, and MetLife Investors USA Insurance Company, the initial shareholder of the Portfolios, and its affiliates. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.

         Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Trust. These requirements, which are in addition to the diversification requirements applicable to the Trust under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. The assets of the Portfolios will consist primarily of the Underlying ETFs, which may be owned in part by persons other than those permitted to own interests in the Portfolios. Accordingly, each Underlying ETF is considered an "asset" of the Portfolio, and each Portfolio will need to be sure that no more than 55% of its assets are represented by one Underlying ETF, no more than 70% by any two Underlying ETFs, and so forth, in order that the Contracts will meet the diversification requirements of Section 817(h).

         The Trust may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the SEC to the extent legally required.

                  ORGANIZATION AND CAPITALIZATION OF THE TRUST

         The Trust is a Delaware business trust organized on July 27, 2000. A copy of the Trust's Agreement and Declaration of Trust, which is governed by Delaware law, is filed as an exhibit to the Trust's registration statement. The Trust is the successor to the Security First Trust and Cova Series Trust, the series of which were converted to Portfolios of the Trust, effective February 12, 2001.

         The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of one or more series. Currently, the Trustees have established and designated thirty series. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Trust, which is separately managed and has its own investment objective and policies. The Trustees of the Trust have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Trust. The shares have no preemptive, conversion or subscription rights and are fully transferable.

         The Trust is authorized to issue four classes of shares (Class A, Class B, Class C and Class E) on behalf of each Portfolio. The Trust currently offers Class B shares on behalf of each Portfolio. Class A, Class B and Class C shares are not currently offered. Class B shares are offered at net asset value and are subject to distribution fees imposed pursuant to that Class's Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

         The classes of shares are offered under the Trust's multi-class distribution system approved by the Trust's Board of Trustees on December 7, 2000, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

         The Trust continuously offers its shares to separate accounts of insurance companies in connection with the Contracts. Class B shares of the Portfolios currently are sold to insurance company separate accounts in connection with Contracts issued by the following affiliated insurance companies
- MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company and MetLife Investors USA Insurance Company (collectively, "MetLife"). As of December 31, 2004, MetLife owned substantially all of the Trust's outstanding Class A, Class B, Class C and Class E shares and, as a result, may be deemed to be a control person with respect to the Trust.

         As a "series" type of mutual fund, the Trust issues separate series of share of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contract owners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. As of the date of this Statement of Additional Information, there were no Contracts outstanding with premium allocated to any of the Portfolios.

         The Trust may in the future offer its shares to separate accounts of other insurance companies. The Trust does not currently foresee any disadvantages to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other. However, it is theoretically possible that, at some time, the interests of various Contract owners participating in the Trust through their separate accounts might conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which would possibly force the Trust to sell portfolio securities at disadvantageous prices. The Trustees of the Trust intend to monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and will take whatever remedial action may be necessary.

         The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Trust's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Trust not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

         Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Trust to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Trust may appoint their successors until fewer than a majority of the Trustees have been elected by shareholders, at which time a meeting of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of the Trustees or vote of two-thirds of the outstanding shares of the Trust. Holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Trust forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the SEC and thereafter comply with the requirements of the 1940 Act.

                                   APPENDIX A

                               SECURITIES RATINGS

Standard & Poor's Bond Ratings

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

         Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Commercial Paper Ratings

         "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

         "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Fitch IBCA, Inc. Commercial Paper Ratings. Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

         Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                                   APPENDIX B

                          PROXY POLICIES AND PROCEDURES

[GRAPHIC OMITTED]

A.G. Edwards Allocation Advisors
Proxy Voting Policies & Procedures


Responsibility of Adviser to Vote Proxies
In January 2003, the Securities and Exchange Commission ("SEC") adopted regulations regarding proxy voting by investment advisers (SEC Release No. IA-2106). These regulations require investment advisers to (1) adopt written proxy voting policies and procedures which describe how the adviser addresses material conflicts of interests with respect to proxy voting and resolves those conflicts in the best interest of the clients; (2) disclose to clients how they can obtain information from the adviser regarding how proxies were voted; and
(3) describe to clients its proxy voting policies and procedures, and upon request, furnish a copy of them to clients.

The A.G. Edwards Allocation Advisors Portfolios program has adopted proxy voting policies and procedures to govern the voting of proxies on behalf of client accounts for which the Adviser has been delegated discretion. Under this authority, A.G. Edwards & Sons, Inc. is required to act in what it believes to be in the best interests of our advisory clients.

The A.G. Edwards Allocation Advisors Proxy Committee
The A.G. Edwards Allocation Advisors Investment Committee has established a Proxy Committee that is responsible for development of proxy guidelines and overseeing the proxy voting process. The proxy voting policy is designed to ensure that shares are voted in what we believe to be the best interests of the client and the value of the investment. The Proxy Committee consists of members of the A.G. Edwards Allocation Advisors Investment Committee as well as members of A.G. Edwards Asset Management's Proxy Committee. In addition to the A.G. Edwards Allocation Advisors Investment Committee's knowledge of the companies it holds in its portfolios, the Proxy Committee may rely upon independent research provided by third parties in fulfilling its responsibilities.


How the A.G. Edwards Allocation Advisors Portfolios Votes Proxies
Fiduciary Considerations. To assist it in analyzing proxies, A.G. Edwards Allocation Advisors Portfolios program may engage the services of an unaffiliated third party corporate governance research service to act as agent for the administrative and ministerial aspects of proxy voting of portfolio securities, as well as to provide independent research and record keeping services. Although recommendations from outside proxy services may be reviewed and considered in making a final voting decision, A.G. Edwards Allocation Advisors Portfolios program does not consider these recommendations to be determinative of its ultimate decision.

For each shareholder meeting, the Proxy Administrator will rely on the analysis and recommendations from outside proxy services, any other available information, and the decisions of the A.G. Edwards Allocation Advisors Proxy Committee. The A.G. Edwards Allocation Advisors Proxy Committee is responsible for making the final voting decision based on its review of the agenda, analysis and recommendations from outside proxy voting services, the Proxy Committee members' knowledge of the exchange traded fund, closed-end fund, open-end mutual fund, or other company, and any other information readily available. The Proxy Administrator must obtain voting instructions from the A.G. Edwards Allocation Advisors Proxy Committee prior to submitting the vote to our voting agent.

As a matter of policy, the members of the A.G. Edwards Allocation Advisors Investment Committee and the A.G. Edwards Allocation Advisors Proxy Committee will not be influenced by outside sources whose interests conflict with the interests of clients in the A.G. Edwards Allocation Advisors Portfolios program. In cases where the voting recommendation differs from the policy guidelines and the recommendation of the outside proxy voting service, the A.G. Edwards Allocation Advisors Proxy Committee will review the recommendation and attest that there are no known conflicts of interest that influenced the voting decision.

Conflicts of Interest. The A.G. Edwards Allocation Advisors Investment Committee and the A.G. Edwards Allocation Advisors Proxy Committee may occasionally be subject to conflicts of interests in voting proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, A.G. Edwards & Sons, Inc. may provide custody, investment management, brokerage, investment banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Additionally, key personnel of A.G. Edwards & Sons, Inc. may have business or personal relationships with other proponents of proxy proposals, corporate directors or candidates for directorships.

In those instances where the A.G. Edwards Allocation Advisors Proxy Committee wishes to deviate from the recommendation its selected third party proxy voting service, it will conduct further due diligence and vote the proxies in what it believes to be the best interest of its clients. In such instances where the recommendation of a third party provider of proxy services is not followed, the A.G. Edwards Allocation Advisors Proxy Committee will take reasonable steps to identify possible conflicts of interest that could affect its voting independence. These steps shall include the following:

                Identifying Conflicts from Business Relationships

     o Determine whether any companies involved in the proxy or their top officers as identified in their Annual Report with the SEC hold brokerage or advisory accounts with A.G. Edwards & Sons, Inc.;

     o Determine whether any of the companies involved in the proxy conduct investment banking business with A.G. Edwards & Sons, Inc.;


     o Determine if any of the companies involved in the proxy are a large supplier of goods or services with A.G. Edwards & Sons, Inc.

           Identifying Conflicts from Personal or Family Relationships with Key AGE Officers

In order to identify conflicts that may arise from personal or family relationships with key A.G. Edwards & Sons, Inc. personnel; the proxy administrator shall deliver to each key person a memorandum requesting that the key person give notice if they have any of the following relationships that could create a conflict:

     o Is the key person or any close relative of the key person (spouse, sibling, parent, child, or any other relative who resides with the key person) an executive, director, or a candidate to be a director of any company involved in the proxy or otherwise a participant in the proxy?
     o Does the key person have a known personal or business relationship with anyone in one of these categories?
     o Is the key person presently aware of any conflict of interest that may arise between any company or person involved in the proxy and A.G. Edwards & Sons, Inc. or one of its clients?
     o Has the key person been contacted by any party (internally within A.G. Edwards & Sons, Inc. or externally) seeking to influence A.G. Edwards & Sons' voting of proxies?

Key Persons shall include Division Directors of A.G. Edwards & Sons, Inc., key officers of A.G Edwards Asset Management (as identified in Sons Form ADV), the A.G. Edwards Allocation Advisors Investment Committee and the A.G. Edwards Allocation Advisors Proxy Committee, and the Proxy Administrator.

Should any conflicts from business relationships be identified or if any Key Person answers any of the above questions in the affirmative, the Key Person shall notify the Proxy Administrator of the possible conflict. Where such possible conflicts are identified, the matter will be referred to the Proxy Committee. After review, if the Proxy Committee perceives the conflict as material, the A.G. Edwards Allocation Advisors Proxy Committee will either defer to the voting recommendation of its independent third party provider of proxy services or send the proxy directly to the relevant advisory clients for a voting decision.

Weight Given Management Recommendations. One of the primary factors the A.G. Edwards Allocation Advisors Proxy Committee considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor which it considers in determining how proxies should be voted. However, the A.G. Edwards Allocation Advisors Proxy Committee does not consider recommendations from management to be determinative of its ultimate decision.

General Proxy Voting Guidelines
The A.G. Edwards Allocation Advisors Proxy Committee has adopted general guidelines for voting proxies as summarized below. A third party proxy voting service may be utilized to vote proxies for the A.G. Edwards Allocation Advisors Portfolios program on routine matters in accordance with these established guidelines. These guidelines are reviewed periodically by the Proxy Committee and are subject to change.

Although these guidelines are to be generally followed, the Proxy Committee reserves the right to deviate from them in rare instances where individual circumstances may dictate to serve the best interest of its clients.




The A.G. Edwards Allocation Advisors Proxy Committee Proxy Voting Policies and Principles The A.G. Edwards Allocation Advisors Proxy Committee's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. The following guidelines reflect what The A.G. Edwards Allocation Advisors Proxy Committee believes to be good corporate governance and behavior:




------------------------------------------------------ -------------------------------------------------------
                      Proposal                                            Voting Guideline
------------------------------------------------------ -------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
1.       OPERATIONAL ISSUES
--------------------------------------------------------------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------

Adjourn Meeting                                        Generally vote
                                                       AGAINST proposals to
                                                       provide management with
                                                       the authority to adjourn
                                                       an annual or special
                                                       meeting absent compelling
                                                       reasons to support the
                                                       proposal.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Amend Quorum Requirements                              Vote
                                                       AGAINST proposals to
                                                       reduce quorum
                                                       requirements for
                                                       shareholder meetings
                                                       below a majority of the
                                                       shares outstanding unless
                                                       there are compelling
                                                       reasons to support the
                                                       proposal.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Amend  Minor Bylaws                                    Vote FOR
                                                       bylaw or charter changes
                                                       that are of a
                                                       housekeeping nature
                                                       (updates or corrections).
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Change Company Name                                    Vote FOR proposals to
                                                       change the corporate name.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Change Date, Time, or Location                         Vote FORE
of Annual Meeting                                      management proposals
                                                       to change the
                                                       date/time/location of the
                                                       annual meeting unless the
                                                       proposed change is
                                                       unreasonable
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote AGAINST shareholder
                                                       proposals to change the
                                                       date/time/location of the
                                                       annual meeting unless the
                                                       current scheduling or
                                                       location is unreasonable
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Ratifying Auditors                                     Vote FOR proposals to
                                                       ratify  auditors,
                                                       unless any of
                                                       the following apply:
                                                       o  An auditor  has a  financial  interest  in or
                                                          association  with the  company,  and is therefore
                                                            not independent
                                                       o  Fees for  non-audit  services are  excessive,
                                                          or
                                                       There is reason to
                                                       believe that the
                                                       independent auditor has
                                                       rendered an opinion,
                                                       which is neither accurate
                                                       nor indicative of the
                                                       company's financial
                                                       position.
------------------------------------------------------
------------------------------------------------------

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote CASE-BY-CASE on
                                                       shareholder proposals
                                                       asking companies to
                                                       prohibit or limit their
                                                       auditors from engaging in
                                                       non-audit services.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote FOR shareholder
                                                       proposals asking for
                                                       audit firm rotation,
                                                       unless the rotation
                                                       period is so short (less
                                                       than five years) that it
                                                       would be unduly
                                                       burdensome to the
                                                       company.

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Transact Other Business                                Vote AGAINST  proposals to approve other business when
                                                       it appears as voting item




------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                      Proposal                                            Voting Guideline
------------------------------------------------------ -------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
2.       BOARD OF DIRECTORS
--------------------------------------------------------------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------

Voting on Director Nominees in Uncontested Elections   Votes  on  director  nominees  should  be  made  on  a
                                                       CASE-BY-CASE  basis,  examining the following factors:
                                                       composition  of the board  and key  board  committees,
                                                       attendance  at board  meetings,  corporate  governance
                                                       provisions and takeover  activity,  long-term  company
                                                       performance  relative  to a market  index,  directors'
                                                       investment  in the  company,  whether the  chairman is
                                                       also  serving as CEO,  and  whether a retired CEO sits
                                                       on the  board.  However,  there  are some  actions  by
                                                       directors that should result in votes being  withheld.
                                                       These instances include directors who:
                                                       o    Attend  less than 75 percent of the board and
                                                            committee meetings without a valid excuse
                                                       o    Implement  or renew a  dead-hand  or modified
                                                            dead-hand poison pill
                                                       o    Ignore  a   shareholder   proposal   that  is
                                                            approved by a majority of the shares outstanding
                                                       o    Ignore  a   shareholder   proposal   that  is
                                                            approved  by a majority of the votes cast for two
                                                            consecutive years
                                                       o    Failed to act on  takeover  offers  where the
                                                            majority  of  the  shareholders   tendered  their
                                                            shares
                                                       o    Are inside directors or affiliated  outsiders
                                                            and   sit  on   the   audit,   compensation,   or
                                                            nominating committees
                                                       o    Are inside directors or affiliated outsiders and the
                                                            full board serves as the audit, compensation, or
                                                            nominating committee or the company does
                                                            not have one of these committees
                                                       o    Are audit committee  members and the
                                                            non-audit fees paid  to the auditor are
                                                            excessive.
                                                       o    In addition, directors who enacted egregious
                                                            corporate governance policies or failed
                                                            to replace  management as appropriate would be
                                                            subject to recommendations to
                                                            withhold votes.

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Age Limits                                             Vote  AGAINST   shareholder   proposals  to  impose  a
                                                       mandatory retirement age for outside directors
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Board Size                                             Vote FOR  proposals  seeking  to fix the board size or
                                                       designate a range for the board size
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote AGAINST proposals that give management the
                                                       ability to alter the size of the board outside of a
                                                       specified range without shareholder approval
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Classification/Declassification of the Board           Vote AGAINST proposals to classify the board
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote FOR proposals to repeal  classified boards and to
                                                       elect all directors annually
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Cumulative Voting                                      Vote AGAINST proposals to eliminate cumulative voting.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote proposals to restore or permit cumulative
                                                       voting on a CASE-BY-CASE  basis relative to the
                                                       company's other governance provisions
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Director and Officer  Indemnification  and  Liability  Proposals on director and officer  indemnification and
Protection                                             liability   protection   should  be   evaluated  on  a
                                                       CASE-BY-CASE basis, using Delaware law as the
                                                       standard.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote AGAINST proposals to eliminate entirely
                                                       directors' and officers'  liability for monetary
                                                       damages for violating the duty of care
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------

                                                      Vote AGAINST  indemnification  proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR only those  proposals providing such
                                                       expanded coverage in  cases when a director's
                                                       or officer's legal defense was unsuccessful
                                                       if both of the following
                                                       apply:
                                                       o    The director was found to have acted
                                                            in good faith and in a manner that he
                                                            reasonably believed was in the best
                                                            interests of the company, and
                                                       o    Only if the director's legal
                                                            expenses would be  covered.

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Establish/Amend Nominee Qualifications                 Vote CASE-BY-CASE on
                                                       proposals that establish
                                                       or amend director
                                                       qualifications.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Votes should be based on
                                                       how reasonable the
                                                       criteria are and to what
                                                       degree they may preclude
                                                       dissident nominees from
                                                       joining the board.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote AGAINST shareholder
                                                       proposals requiring two
                                                       candidates per board
                                                       seat.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Filling  Vacancies/Removal of Directors                Vote AGAINST
                                                       proposals that provide
                                                       that directors may be
                                                       removed only for cause.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR proposals to
                                                       restore shareholder
                                                       ability to remove
                                                       directors with or without
                                                       cause.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote AGAINST proposals
                                                       that provide that only
                                                       continuing directors may
                                                       elect replacements to
                                                       fill board vacancies.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote FOR proposals that
                                                       permit shareholders to
                                                       elect directors to fill
                                                       board vacancies.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                      Proposal                                            Voting Guideline
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Independent Chairman (Separate Chairman/CEO)           Vote on a  CASE-BY-CASE  basis  shareholder  proposals
                                                       requiring  that the  positions  of chairman and CEO be
                                                       held   separately.   Because   some   companies   have
                                                       governance  structures in place that  counterbalance a
                                                       combined  position,  the following  factors  should be
                                                       taken  into   account  in   determining   whether  the
                                                       proposal warrants support:
                                                       o    Designated  lead director  appointed from the
                                                            ranks  of  the  independent  board  members  with
                                                            clearly delineated duties
                                                       o    Majority of independent directors on board
                                                       o    All-independent key committees
                                                       o    Committee   chairpersons   nominated  by  the
                                                            independent directors
                                                       o    CEO  performance   reviewed   annually  by  a
                                                            committee of outside directors
                                                       o    Established governance guidelines

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Majority of Independent Directors/Establishment of     Vote FOR shareholder
Committees                                             proposals asking that a majority
                                                       or more of directors be independent
                                                       unless the board
                                                       composition already meets
                                                       the proposed threshold by
                                                       ISS's definition of
                                                       independence.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR shareholder
                                                       proposals asking that
                                                       board audit,
                                                       compensation, and/or
                                                       nominating committees be
                                                       composed exclusively of
                                                       independent directors if
                                                       they currently do not
                                                       meet that standard.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Stock Ownership Requirements                           Generally  vote  AGAINST  shareholder  proposals  that
                                                       mandate a minimum  amount of stock that directors must
                                                       own in order to qualify as a director  or to remain on
                                                       the board.  While ISS favors  stock  ownership  on the
                                                       part of directors,  the company  should  determine the
                                                       appropriate ownership requirement.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Term Limits                                            Vote AGAINST
                                                       shareholder proposals to
                                                       limit the tenure of
                                                       outside directors.
------------------------------------------------------ -------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
3.       PROXY CONTESTS
--------------------------------------------------------------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Voting for Director Nominees in
Contested Elections                                    Votes
                                                       in a contested election
                                                       of directors must be
                                                       evaluated on a
                                                       CASE-BY-CASE basis,
                                                       considering the following
                                                       factors:
                                                       o    Long-term financial
                                                            performance of the
                                                            target company
                                                            relative to its
                                                            industry;
                                                            management's track
                                                            record
                                                       o    Background to the proxy contest
                                                       o    Qualifications  of  director  nominees  (both
                                                            slates)
                                                       Evaluation of what each
                                                       side is offering
                                                       shareholders as well as
                                                       the likelihood that the
                                                       proposed objectives and
                                                       goals can be met; and
                                                       stock ownership
                                                       positions.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Reimbursing Proxy Solicitation Expenses                Voting to
                                                       reimburse proxy
                                                       solicitation expenses
                                                       should be analyzed on a
                                                       CASE-BY-CASE basis. In
                                                       cases where ISS
                                                       recommends in favor of
                                                       the dissidents, we also
                                                       recommend voting for
                                                       reimbursing proxy
                                                       solicitation expenses.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Confidential Voting                                    Vote  FOR   shareholder   proposals   requesting  that
                                                       corporations    adopt    confidential    voting,   use
                                                       independent   vote   tabulators  and  use  independent
                                                       inspectors  of  election,  as  long  as  the  proposal
                                                       includes a  provision  for proxy  contests as follows:
                                                       In  the  case  of  a  contested  election,  management
                                                       should be  permitted  to  request  that the  dissident
                                                       group honor its  confidential  voting  policy.  If the
                                                       dissidents  agree, the policy remains in place. If the
                                                       dissidents  will not agree,  the  confidential  voting
                                                       policy is waived.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR management
                                                       proposals to adopt
                                                       confidential voting.


------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                      Proposal                                            Voting Guideline
------------------------------------------------------ -------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

4.       ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES
--------------------------------------------------------------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Advance Notice Requirements for Shareholder            Votes on advance notice proposals
Proposals/Nominations                                  are determined on a CASE-BY-CASE basis, giving support to
                                                       those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible
                                                       and within the broadest  window possible.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Amend  Bylaws without Shareholder Consent              Vote  AGAINST proposals giving the board exclusive
                                                       authority to amend the  bylaws.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR  proposals  giving  the board the  ability to
                                                       ----
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Poison Pills                                           Vote FOR
                                                       shareholder proposals
                                                       that ask a company to
                                                       submit its poison pill
                                                       for shareholder
                                                       ratification.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Review on a CASE-BY-CASE
                                                       basis shareholder
                                                       proposals to redeem a
                                                       company's poison pill.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Review on a CASE-BY-CASE
                                                       basis management
                                                       proposals to ratify a
                                                       poison pill.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Shareholder                                            Ability to Act by Written
                                                       Consent Vote AGAINST
                                                       proposals to restrict or
                                                       prohibit shareholder
                                                       ability to take action by
                                                       written consent.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR proposals to
                                                       allow or make easier
                                                       shareholder action by
                                                       written consent.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Shareholder  Ability to Call Special Meetings          Vote AGAINST proposals to restrict or
                                                       prohibit shareholder
                                                       ability to call special
                                                       meetings.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR proposals that
                                                       remove restrictions on
                                                       the right of shareholders
                                                       to act independently of
                                                       management.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Supermajority Vote Requirements                        Vote AGAINST proposals to
                                                       require a supermajority
                                                       shareholder vote.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR proposals to
                                                       lower supermajority vote
                                                       requirements.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------

5.       MERGERS AND CORPORATE RESTRUCTURINGS
--------------------------------------------------------------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Appraisal                                              Rights Vote FOR proposals
                                                       to restore, or provide
                                                       shareholders with, rights
                                                       of appraisal.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Asset Purchases                                        Vote   CASE-BY-CASE   on  asset  purchase   proposals,
                                                       considering the following factors:
                                                       o        Purchase price
                                                       o        Fairness opinion
                                                       o        Financial and strategic benefits
                                                       o        How the deal was negotiated
                                                       o        Conflicts of interest
                                                       o        Other alternatives for the business
                                                       o        Noncompletion risk

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Asset Sales                                            Votes on asset sales should be
                                                       determined on a CASE-BY-CASE basis,
                                                       considering the following
                                                       factors:
                                                       o        Impact on the balance sheet/working capital
                                                       o        Potential elimination of diseconomies
                                                       o        Anticipated financial and operating benefits
                                                       o        Anticipated use of funds
                                                       o        Value received for the asset
                                                       o        Fairness opinion
                                                       o        How the deal was negotiated
                                                       o        Conflicts of interest


------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                      Proposal                                            Voting Guideline
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Bundled Proposals                                      Review   on   a   CASE-BY-CASE    basis   bundled   or
                                                       "conditioned"  proxy  proposals.  In the case of items
                                                       that are  conditioned  upon each  other,  examine  the
                                                       benefits   and  costs  of  the  packaged   items.   In
                                                       instances  when the joint  effect  of the  conditioned
                                                       items is not in  shareholders'  best  interests,  vote
                                                       against  the  proposals.  If the  combined  effect  is
                                                       positive, support such proposals.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Conversion of Securities                               Votes on proposals regarding  conversion of securities
                                                       are   determined  on  a   CASE-BY-CASE   basis.   When
                                                       evaluating  these proposals the investor should review
                                                       the dilution to existing shareholders,  the conversion
                                                       price  relative  to market  value,  financial  issues,
                                                       control issues,  termination penalties,  and conflicts
                                                       of interest.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR the  conversion  if it is  expected  that the
                                                       company  will be subject to onerous  penalties or will
                                                       be forced to file for bankruptcy if the ______
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Corporate Reorganization                              Votes on proposals to increase common and/or preferred
Debt Restructuring                                    shares and to issue shares as part of a
Prepackaged Bankruptcy Plans                          debt restructuring plan are determined on a
Reverse Leveraged                                     CASE-BY-CASE basis, taking into consideration the
Buyouts                                               following:
                                                       o        Dilution to existing shareholders' position
                                                       o        Terms of the offer
                                                       o        Financial issues
                                                       o        Management's    efforts   to   pursue   other
                                                                alternatives
                                                       o        Control issues
                                                       o        Conflicts of interest

                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR the debt
                                                       restructuring if it is
                                                       expected that the company
                                                       will file for bankruptcy
                                                       if the transaction is not
                                                       approved.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------


Formation of Holding Company                           Votes on proposals regarding
                                                       the formation of a
                                                       holding company should be
                                                       determined on a
                                                       CASE-BY-CASE basis,
                                                       taking into consideration
                                                       the following:
                                                       o        The reasons for the change
                                                       o        Any financial or tax benefits
                                                       o        Regulatory benefits
                                                       o        Increases in capital structure
                                                       o        Changes to the articles of  incorporation  or
                                                                bylaws of the company

                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Absent compelling
                                                       financial reasons to
                                                       recommend the
                                                       transaction, vote AGAINST
                                                       the formation of a
                                                       holding company if the
                                                       transaction would include
                                                       either of the following:
                                                       o    Increases in common
                                                            or preferred stock
                                                            in excess of the
                                                            allowable maximum as
                                                            calculated by the
                                                            ISS Capital
                                                            Structure model
                                                       o    Adverse changes in shareholder rights

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Going   Private   Transactions   (LBOs  and  Minority  Vote  going  private  transactions  on a  CASE-BY-CASE
Squeezeouts)                                           basis,  taking  into  account  the  following:   offer
                                                       price/premium,  fairness  opinion,  how the  deal  was
                                                       negotiated,     conflicts    of    interest,     other
                                                       alternatives/offers   considered,   and  noncompletion
                                                       risk.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------


------------------------------------------------------ -------------------------------------------------------
                      Proposal                                            Voting Guideline
------------------------------------------------------ -------------------------------------------------------
Joint Ventures                                         Votes   CASE-BY-CASE   on   proposals  to  form  joint
                                                       ventures,   taking   into   account   the   following:
                                                       percentage of assets/business contributed,  percentage
                                                       ownership,    financial   and   strategic    benefits,
                                                       governance  structure,  conflicts of  interest,  other
                                                       alternatives, and noncompletion risk.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Liquidations                                           Votes on liquidations
                                                       should be made on a
                                                       CASE-BY-CASE basis after
                                                       reviewing management's
                                                       efforts to pursue other
                                                       alternatives, appraisal
                                                       value of assets, and the
                                                       compensation plan for
                                                       executives managing the
                                                       liquidation.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Mergers and Acquisitions/ Issuance of                  Votes  on   mergers   and   acquisitions   should   be
Shares to Facilitate Merger or Acquisition             considered  on  a  CASE-BY-CASE   basis,   determining
                                                       -------------
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Private Placements                                     Votes  on  proposals   regarding  private   placements
Warrants                                               should be determined  on a  CASE-BY-CASE  basis.  When
Convertible Debentures                                 evaluating   these   proposals  the  investor   should
                                                       review:  dilution to existing shareholders'  position,
                                                       terms of the  offer,  financial  issues,  management's
                                                       efforts to pursue other alternatives,  control issues,
                                                       and conflicts of interest.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR the private
                                                       placement if it is
                                                       expected that the company
                                                       will file for bankruptcy
                                                       if the transaction is not
                                                       approved.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Spinoffs                                               Votes  on  spin-offs   should  be   considered   on  a
                                                       CASE-BY-CASE basis depending on:
                                                       o        Tax and regulatory advantages
                                                       o        Planned use of the sale proceeds
                                                       o        Valuation of spin-off
                                                       o        Fairness opinion
                                                       o        Benefits to the parent company
                                                       o        Conflicts of interest
                                                       o        Managerial incentives
                                                       o        Corporate governance changes
                                                       o        Changes in the capital structure

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Value Maximization Proposals                           Vote CASE-BY-CASE on shareholder  proposals seeking to
                                                       maximize  shareholder  value  by  hiring  a  financial
                                                       advisor to  explore  strategic  alternatives,  selling
                                                       the   company   or   liquidating   the   company   and
                                                       distributing  the  proceeds  to  shareholders.   These
                                                       proposals  should be evaluated  based on the following
                                                       factors:    prolonged   poor   performance   with   no
                                                       turnaround  in sight,  signs of  entrenched  board and
                                                       management,  strategic  plan in  place  for  improving
                                                       value,  likelihood of receiving  reasonable value in a
                                                       sale or  dissolution,  and whether company is actively
                                                       exploring its strategic options,  including  retaining
                                                       a financial advisor.
------------------------------------------------------ -------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
6.       STATE OF INCORPORATION
--------------------------------------------------------------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Control Share Acquisition Provisions                   Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote AGAINST proposals to
                                                       amend the charter to
                                                       include control share
                                                       acquisition provisions.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote FOR proposals to
                                                       restore voting rights to
                                                       the control shares.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                      Proposal                                            Voting Guideline
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Control Share Cash out Provisions                      Vote FOR proposals to opt
                                                       out of control share cash
                                                       out statutes.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Disgorgement Provisions                                Vote FOR
                                                       proposals to opt out of
                                                       state disgorgement
                                                       provisions.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Fair Price Provisions                                  Vote proposals to adopt fair
                                                       price provisions on a
                                                       CASE-BY-CASE basis,
                                                       evaluating factors such
                                                       as the vote required to
                                                       approve the proposed
                                                       acquisition, the vote
                                                       required to repeal the
                                                       fair price provision, and
                                                       the mechanism for
                                                       determining the fair
                                                       price.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Generally, vote AGAINST
                                                       fair price provisions
                                                       with shareholder vote
                                                       requirements greater than
                                                       a majority of
                                                       disinterested shares.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Freeze out Provisions                                  Vote  FOR  proposals  to opt out of state  freeze  out
                                                       -------------.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Reincorporation Proposals                              Proposals    to   change   a   company's    state   of
                                                       incorporation  should be evaluated  on a  CASE-BY-CASE
                                                       basis,  giving  consideration  to both  financial  and
                                                       corporate governance  concerns,  including the reasons
                                                       for  reincorporating,  a comparison of the  governance
                                                       provisions,  and a  comparison  of the  jurisdictional
                                                       laws.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR reincorporation
                                                       when the economic factors
                                                       outweigh any neutral or
                                                       negative governance
                                                       changes.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Stakeholder Provisions                                 Vote AGAINST
                                                       proposals that ask the
                                                       board to consider
                                                       non-shareholder
                                                       constituencies or other
                                                       nonfinancial effects when
                                                       evaluating a merger or
                                                       business combination.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
State Anti-takeover Statutes                           Review on a CASE-BY-CASE  basis proposals to opt in or
                                                       out of  state  takeover  statutes  (including  control
                                                       share  acquisition  statutes,  control share  cash-out
                                                       statutes,    freezeout    provisions,    fair    price
                                                       provisions,     stakeholder    laws,    poison    pill
                                                       endorsements,   severance   pay  and  labor   contract
                                                       provisions,     anti-greenmail     provisions,     and
                                                       disgorgement provisions).
------------------------------------------------------ -------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
7.       CAPITAL STRUCTURE
--------------------------------------------------------------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Adjustments to Par Value of Common Stock               Vote FOR management  proposals to reduce the par value
                                                       of common stock.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Common  Stock Authorization                            Votes on proposals to increase
                                                       the number of shares of
                                                       common stock authorized
                                                       for issuance are
                                                       determined on a
                                                       CASE-BY-CASE basis using
                                                       a model developed by ISS.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote AGAINST proposals at
                                                       companies with dual-class
                                                       capital structures to
                                                       increase the number of
                                                       authorized shares of the
                                                       class of stock that has
                                                       superior voting rights.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote FOR proposals to
                                                       approve increases beyond
                                                       the allowable increase
                                                       when a company's shares
                                                       are in danger of being
                                                       delisted or if a
                                                       company's ability to
                                                       continue to operate as a
                                                       going concern is
                                                       uncertain.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Dual-Class Stock                                       Vote AGAINST proposals to create a new
                                                       class of common stock with superior voting
                                                       rights.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR  proposals to create a new class of nonvoting
                                                       or subvoting common stock if:
                                                       o    It is intended for  financing  purposes  with
                                                            minimal or no dilution to current shareholders
                                                       o    It is not  designed  to  preserve  the voting
                                                            power of an insider or significant shareholder

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                      Proposal                                            Voting Guideline
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Issue Stock for Use with Rights Plan                   Vote  AGAINST   proposals  that  increase   authorized
                                                       common stock for the explicit  purpose of implementing
                                                       a shareholder rights plan (poison pill).
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Preemptive Rights                                      Review on a
                                                       CASE-BY-CASE basis
                                                       shareholder proposals
                                                       that seek preemptive
                                                       rights. In evaluating
                                                       proposals on preemptive
                                                       rights, consider the size
                                                       of a company, the
                                                       characteristics of its
                                                       shareholder base, and the
                                                       liquidity of the stock.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Preferred Stock                                        Vote AGAINST
                                                       proposals authorizing the
                                                       creation of new classes
                                                       of preferred stock with
                                                       unspecified voting,
                                                       conversion, dividend
                                                       distribution, and other
                                                       rights ("blank check"
                                                       preferred stock).
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote AGAINST proposals to
                                                       increase the number of
                                                       blank check preferred
                                                       stock authorized for
                                                       issuance when no shares
                                                       have been issued or
                                                       reserved for a specific
                                                       purpose.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote CASE-BY-CASE on
                                                       proposals to increase the
                                                       number of blank check
                                                       preferred shares after
                                                       analyzing the number of
                                                       preferred shares
                                                       available for issue given
                                                       a company's industry and
                                                       performance in terms of
                                                       shareholder returns.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Recapitalization                                       Votes      CASE-BY-CASE      on      recapitalizations
                                                       (reclassifications   of   securities),   taking   into
                                                       account  the  following:   more   simplified   capital
                                                       structure,  enhanced liquidity, fairness of conversion
                                                       terms,  impact on voting power and dividends,  reasons
                                                       for the reclassification,  conflicts of interest,  and
                                                       other alternatives considered.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Reverse Stock Splits                                   Vote FOR management proposals to
                                                       implement a reverse stock
                                                       split when the number of
                                                       authorized shares will be
                                                       proportionately reduced.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR management
                                                       proposals to implement a
                                                       reverse stock split to
                                                       avoid delisting.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Votes on proposals to
                                                       implement a reverse stock
                                                       split that do not
                                                       proportionately reduce
                                                       the number of shares
                                                       authorized for issue
                                                       should be determined on a
                                                       CASE-BY-CASE basis using
                                                       a model developed by ISS.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Share Repurchase Programs                              Vote FOR management proposals
                                                       to institute open-market
                                                       share repurchase plans in
                                                       which all shareholders
                                                       may participate on equal
                                                       terms.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Stock Distributions: Splits and Dividends              Vote FOR  management  proposals to increase the common
                                                       share   authorization  for  a  stock  split  or  share
                                                       dividend,  provided  that the  increase in  authorized
                                                       shares  would  not  result in an  excessive  number of
                                                       shares  available for issuance as  determined  using a
                                                       model developed by ISS.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Tracking Stock                                         Votes  on  the   creation   of   tracking   stock  are
                                                       determined  on  a  CASE-BY-CASE  basis,  weighing  the
                                                       strategic  value  of  the  transaction   against  such
                                                       factors  as:  adverse  governance  changes,  excessive
                                                       increases in authorized  capital stock,  unfair method
                                                       of distribution,  diminution of voting rights, adverse
                                                       conversion  features,  negative impact on stock option
                                                       plans, and other alternatives such as spin-off.
------------------------------------------------------ -------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
8.       EXECUTIVE AND DIRECTOR COMPENSATION
--------------------------------------------------------------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Director Compensation                                  Votes on compensation plans for
                                                       directors are determined
                                                       on a CASE-BY-CASE basis,
                                                       using a proprietary,
                                                       quantitative model
                                                       developed by ISS.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                      Proposal                                            Voting Guideline
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Stock Plans in Lieu of Cash                            Votes for plans which  provide  participants  with the
                                                       option  of taking  all,  or a  portion  of their  cash
                                                       compensation  in the form of stock are determined on a
                                                       CASE-BY-CASE basis.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR plans which
                                                       provide dollar-for-dollar
                                                       cash for stock exchange.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Votes for plans which do
                                                       not provide a
                                                       dollar-for-dollar cash
                                                       for stock exchange should
                                                       be determined on a
                                                       CASE-BY-CASE basis using
                                                       a proprietary,
                                                       quantitative model
                                                       developed by ISS.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Director  Retirement Plans                             Vote AGAINST retirement plans
                                                       for non-employee directors.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR shareholder
                                                       proposals to eliminate
                                                       retirement plans for
                                                       non-employee directors.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Management Proposals Seeking Approval to Reprice      Votes on management proposals
Options                                               seeking approval to reprice options are evaluated on a
                                                      CASE-BY-CASE basis giving consideration to the following:
                                                       o        Historic trading patterns
                                                       o        Rationale for the repricing
                                                       o        Value-for-value exchange
                                                       o        Option vesting
                                                       o        Term of the option
                                                       o        Exercise price
                                                       o        Participation

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Employee Stock Purchase Plans                          Votes on employee stock
                                                       purchase plans should be
                                                       determined on a
                                                       CASE-BY-CASE basis.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote FOR employee  stock  purchase  plans where all of
                                                       the following apply:
                                                       o    Purchase  price  is at least  85  percent  of
                                                            fair market value
                                                       o    Offering period is 27 months or less, and
                                                       o    Potential  voting power dilution (VPD) is ten
                                                            percent or less.

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote AGAINST  employee  stock purchase plans where any
                                                       of the following apply:
                                                       o        Purchase  price is less  than 85  percent  of
                                                            fair market value, or
                                                       o        Offering  period is  greater  than 27 months,
                                                            or
                                                       o        VPD is greater than ten percent

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Incentive   Bonus   Plans   and   Tax   Deductibility  Vote    FOR     proposals     that    simply     amend
Proposals (OBRA-Related Compensation Proposals)        shareholder-approved  compensation  plans  to  include
                                                       administrative features  or place a cap on the
                                                       annual grants any one participant may receive
                                                       to comply with the provisions of Section
                                                       162(m).
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote FOR proposals to add
                                                       performance goals to
                                                       existing compensation
                                                       plans to comply with the
                                                       provisions of Section
                                                       162(m) unless they are
                                                       clearly inappropriate.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Votes to amend existing
                                                       plans to increase shares
                                                       reserved and to qualify
                                                       for favorable tax
                                                       treatment under the
                                                       provisions of Section
                                                       162(m) should be
                                                       considered on a
                                                       CASE-BY-CASE basis using
                                                       a proprietary,
                                                       quantitative model
                                                       developed by ISS.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Generally vote FOR cash
                                                       or cash and stock bonus
                                                       plans that are submitted
                                                       to shareholders for the
                                                       purpose of exempting
                                                       compensation from taxes
                                                       under the provisions of
                                                       Section 162(m) if no
                                                       increase in shares is
                                                       requested.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------


------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                      Proposal                                            Voting Guideline
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Employee  Stock Ownership Plans (ESOPs                 Vote FOR proposals
                                                       to implement an ESOP or
                                                       increase authorized
                                                       shares for existing
                                                       ESOPs, unless the number
                                                       of shares allocated to
                                                       the ESOP is excessive
                                                       (more than five percent
                                                       of outstanding shares.)
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
401(k) Employee Benefit Plans                          Vote FOR proposals to implement a 401(k)  savings plan
                                                       for employees.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Shareholder Proposals Regarding Executive and          Generally, vote FOR shareholder
Director Pay                                           proposals seeking additional disclosure
                                                       of executive and director pay
                                                       information, provided the
                                                       information requested is
                                                       relevant to shareholders'
                                                       needs, would not put the
                                                       company at a competitive
                                                       disadvantage relative to
                                                       its industry, and is not
                                                       unduly burdensome to the
                                                       company.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote AGAINST shareholder
                                                       proposals seeking to set
                                                       absolute levels on
                                                       compensation or otherwise
                                                       dictate the amount or
                                                       form of compensation.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote AGAINST shareholder
                                                       proposals requiring
                                                       director fees be paid in
                                                       stock only.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote FOR shareholder
                                                       proposals to put option
                                                       repricings to a
                                                       shareholder vote.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote on a CASE-BY-CASE
                                                       basis for all other
                                                       shareholder proposals
                                                       regarding executive and
                                                       director pay, taking into
                                                       account company
                                                       performance, pay level
                                                       versus peers, pay level
                                                       versus industry, and long
                                                       term corporate outlook.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------

Option Expensing                                       Generally vote
                                                       FOR shareholder proposals
                                                       asking the company to
                                                       expense stock options,
                                                       unless the company has
                                                       already publicly
                                                       committed to expensing
                                                       options by a specific
                                                       date.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Performance-Based Stock Options                        Vote CASE-BY-CASE on
                                                       shareholder proposals
                                                       advocating the use of
                                                       performance-based stock
                                                       options (indexed,
                                                       premium-priced, and
                                                       performance-vested
                                                       options), taking into
                                                       account:
                                                       o    Whether  the  proposal   mandates   that  all
                                                            awards be performance-based
                                                       o    Whether   the   proposal    extends    beyond
                                                            executive   awards  to  those  of   lower-ranking
                                                            employees
                                                       o    Whether     the     company's     stock-based
                                                            compensation  plans meet ISS's SVT  criteria  and
                                                            do not violate our repricing guidelines

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Golden and Tin Parachutes                              Vote FOR shareholder proposals
                                                       to require golden and tin
                                                       parachutes (executive
                                                       severance agreements) to
                                                       be submitted for
                                                       shareholder ratification,
                                                       unless the proposal
                                                       requires shareholder
                                                       approval prior to
                                                       entering into employment
                                                       contracts.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote on a  CASE-BY-CASE  basis on  proposals to ratify
                                                       or cancel  golden  or tin  parachutes.  An  acceptable
                                                       parachute should include the following:
                                                       o    The parachute  should be less attractive than
                                                            an ongoing employment opportunity with the firm
                                                       o    The  triggering  mechanism  should  be beyond
                                                            the control of management
                                                       o    The  amount  should not  exceed  three  times
                                                            base salary plus guaranteed benefits

------------------------------------------------------ -------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


------------------------------------------------------ -------------------------------------------------------
                      Proposal                                            Voting Guideline
------------------------------------------------------ -------------------------------------------------------
9.       SOCIAL AND ENVIRONMENTAL ISSUES
--------------------------------------------------------------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Animal Rights                                          Vote  CASE-BY-CASE  on  proposals to phase out the use
                                                       of animals in product testing, taking into account:
                                                       o    The  nature  of the  product  and the  degree
                                                            that animal  testing is  necessary  or  federally
                                                            mandated (such as medical products),
                                                       o    The    availability    and   feasibility   of
                                                            alternatives  to animal testing to ensure product
                                                            safety, and
                                                       o    The  degree   that   competitors   are  using
                                                            animal-free testing

                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Generally  vote FOR proposals  seeking a report on the
                                                       company's animal welfare standards unless:
                                                       o    The company  has  already  published a set of
                                                            animal welfare standards and monitors compliance
                                                       o    The company's  standards are comparable to or
                                                            better than those of peer firms, and
                                                       o    There    are   no    serious    controversies
                                                            surrounding the company's treatment of animals

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Drug Pricing                                           Vote  CASE-BY-CASE on proposals  asking the company to
                                                       implement   price    restraints   on    pharmaceutical
                                                       products, taking into account:
                                                       o    Whether  the  proposal  focuses on a specific
                                                            drug and region
                                                       o    Whether the  economic  benefits of  providing
                                                            subsidized   drugs   (e.g.,    public   goodwill)
                                                            outweigh  the costs in terms of reduced  profits,
                                                            lower R&D spending, and harm to competitiveness
                                                       o    The extent that reduced prices can
                                                            be offset through  the company's
                                                            marketing budget without affecting
                                                            R&D spending
                                                       o    Whether  the  company  already  limits  price
                                                            increases of its products
                                                       o    Whether  the  company   already   contributes
                                                            life-saving  pharmaceuticals  to  the  needy  and
                                                            Third World countries
                                                       o    The  extent  that  peer  companies  implement
                                                            price restraints

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Genetically  Modified Foods                            Vote CASE-BY-CASE on proposals
                                                       to label genetically  modified (GMO)
                                                       ingredients voluntarily  in the company's
                                                       products, or alternatively to provide
                                                       interim labeling and eventually eliminate
                                                       GMOs, taking into account:
                                                       o    The costs and  feasibility of labeling and/or
                                                            phasing out
                                                       o    The nature of the company's  business and the
                                                            proportion of it affected by the proposal
                                                       o    The  proportion  of company  sales in markets
                                                            requiring labeling or GMO-free products
                                                       o    The extent that peer companies  label or have
                                                            eliminated GMOs
                                                       o    Competitive   benefits,   such  as   expected
                                                            increases  in consumer  demand for the  company's
                                                            products
                                                       o    The  risks of  misleading  consumers  without
                                                            federally mandated, standardized labeling

                                                       -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                      Proposal                                            Voting Guideline
------------------------------------------------------ -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       o   Alternatives  to  labeling  employed  by  the
                                                           company
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote  FOR  proposals   asking  for  a  report  on  the
                                                       feasibility of labeling products containing GMOs
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote CASE-BY-CASE on reports outlining the
                                                       steps necessary to eliminate GMOs from the
                                                       company's products,  taking into account:
                                                       o    The relevance of the proposal in terms of
                                                            the company's  business and the  proportion of it
                                                            affected by the resolution
                                                       o    The   extent   that   peer   companies   have
                                                            eliminated GMOs
                                                       o    The  extent  that the  report  would  clarify
                                                            whether   it  is  viable   for  the   company  to
                                                            eliminate GMOs from its products
                                                       o    Whether   the   proposal   is  limited  to  a
                                                            feasibility   study  or  additionally   seeks  an
                                                            action plan and  timeframe  actually to phase out
                                                            GMOs
                                                       o    The   percentage  of  revenue   derived  from
                                                            international    operations,    particularly   in
                                                            Europe, where GMOs are more regulated

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote AGAINST proposals  seeking a report on the
                                                       health and environmental effects of GMOs and the
                                                       company's strategy for phasing out GMOs in the
                                                       event they become illegal in the United States.
                                                       Regulators and the scientific community
                                                       better undertake studies of this sort. If made
                                                       illegal in the United States, genetically
                                                       modified crops would automatically be recalled
                                                       and phased out.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Handguns                                               Generally vote AGAINST
                                                       requests for reports on a
                                                       company's policies aimed
                                                       at curtailing gun
                                                       violence in the United
                                                       States unless the report
                                                       is confined to product
                                                       safety information.
                                                       Criminal misuse of
                                                       firearms is beyond
                                                       company control and
                                                       instead falls within the
                                                       purview of law
                                                       enforcement agencies.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Predatory Lending                                      Vote CASE-BY CASE
                                                       on requests for reports
                                                       on the company's
                                                       procedures for preventing
                                                       predatory lending,
                                                       including the
                                                       establishment of a board
                                                       committee for oversight,
                                                       taking into account:
                                                       o       Whether the company has adequately disclosed
                                                               mechanisms  in place to prevent  abusive  lending
                                                               practices
                                                       o       Whether the company has adequately  disclosed
                                                               the financial risks of its subprime business
                                                       o       Whether  the  company  has  been  subject  to
                                                               violations  of lending  laws or  serious  lending
                                                               controversies
                                                       o       Peer  companies'  policies to prevent abusive
                                                               lending practices

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Tobacco                                                Most tobacco-related proposals should be
                                                       evaluated on a CASE-BY-CASE basis,
                                                       taking into account the following factors:

                                                       Second-hand smoke
                                                       o    Whether the company  complies  with all local
                                                            ordinances and regulations
                                                       o    The  degree   that   voluntary   restrictions
                                                            beyond  those  mandated  by law  might  hurt  the
                                                            company's competitiveness
                                                       o    The risk of any health-related liabilities.

                                                       Advertising to youth
                                                       o    Whether the company  complies  with  federal,
                                                            state,   and  local  laws  on  the  marketing  of
                                                            tobacco or if it has been fined for violations
                                                       o    Whether  the company has gone as far as peers
                                                            in restricting advertising
                                                       o    Whether the company  entered  into the Master
                                                            Settlement  Agreement,  which restricts marketing
                                                            of tobacco to youth
                                                       o    Whether  restrictions  on  marketing to youth
                                                            extend to foreign countries

                                                       Cease production of tobacco-related products or avoid
                                                       selling products to tobacco companies

                                                       o    The  percentage  of  the  company's  business
                                                            affected
                                                       o    The   economic   loss  of   eliminating   the
                                                            business  versus  any  potential  tobacco-related
                                                            liabilities


                                                       Spin-off tobacco-related businesses

                                                       o    The  percentage  of  the  company's  business
                                                            affected
                                                       o    The feasibility of a spin-off
                                                       o    Potential future  liabilities  related to the
                                                            company's tobacco business

                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Stronger product warnings

                                                       Vote AGAINST proposals
                                                       seeking stronger product
                                                       warnings. Such decisions
                                                       are better left to public
                                                       health authorities.
                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Investment in tobacco stocks

                                                       Vote AGAINST proposals
                                                       prohibiting investment in
                                                       tobacco equities. Such
                                                       decisions are better left
                                                       to portfolio managers.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Arctic  National Wildlife Refuge                       Vote CASE-BY-CASE on
                                                       reports outlining
                                                       potential environmental
                                                       damage from drilling in
                                                       the Arctic National
                                                       Wildlife Refuge (ANWR),
                                                       taking into account:

                                                       o        Whether there are publicly available
                                                                environmental impact reports;
                                                       o        Whether the company has a poor  environmental
                                                                track  record,  such as violations of federal and
                                                                state regulations or accidental spills; and
                                                       o        The current status of  legislation  regarding
                                                                drilling in ANWR

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
CERES Principles ___                                   Vote CASE-BY-CASE on proposals to adopt the ____
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Environmental Reports                                  Generally vote FOR requests for reports
                                                       disclosing the company's  environmental policies
                                                       unless it already has  well-documented
                                                       environmental management systems that are
                                                       available to the public.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Global Warming                                         o    Generally  vote FOR  reports  on the level of
                                                            greenhouse   gas  emissions  from  the  company's
                                                            operations  and  products,  unless  the report is
                                                            duplicative    of    the    company's     current
                                                            environmental  disclosure and reporting or is not
                                                            integral to the company's line of business.

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Global Warming (cont'd)                                However, additional reporting may be warranted if:
                                                       o    The company's  level of disclosure  lags that
                                                            of its competitors, or
                                                       o    The company has a
                                                            poor environmental
                                                            track record, such
                                                            as violations of
                                                            federal and state
                                                            regulations.

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Recycling                                              Vote CASE-BY-CASE on
                                                       proposals to adopt a
                                                       comprehensive recycling
                                                       strategy, taking into
                                                       account:
                                                       o    The nature of the company's  business and the
                                                            percentage affected
                                                       o    The extent that peer companies are recycling
                                                       o    The timetable prescribed by the proposal
                                                       o    The costs and methods of implementation
                                                       o    Whether the company has a poor  environmental
                                                            track  record,  such as violations of federal and
                                                            state regulations

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Renewable Energy                                       Vote  CASE-BY-CASE on proposals to invest in renewable
                                                       energy sources, taking into account:
                                                       o    The nature of the company's  business and the
                                                            percentage affected
                                                       o    The extent that peer  companies are switching
                                                            from fossil fuels to cleaner sources
                                                       o    The timetable and specific action  prescribed
                                                            by the proposal
                                                       o    The costs of implementation
                                                       o    The company's  initiatives to address climate
                                                            change

                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Generally vote FOR
                                                       requests for reports on
                                                       the feasibility of
                                                       developing renewable
                                                       energy sources, unless
                                                       the report is duplicative
                                                       of the company's current
                                                       environmental disclosure
                                                       and reporting or is not
                                                       integral to the company's
                                                       line of business.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Link Executive Compensation to Social Performance      Vote  CASE-BY-CASE  on  proposals  to  review  ways of
                                                       linking  executive  compensation  to  social  factors,
                                                       such as  corporate  downsizings,  customer or employee
                                                       satisfaction,  community  involvement,  human  rights,
                                                       environmental  performance,   predatory  lending,  and
                                                       executive/employee  pay disparities.  Such resolutions
                                                       should be evaluated in the context of:
                                                       o    The  relevance  of the  issue to be linked to
                                                            pay
                                                       o    The  degree   that  social   performance   is
                                                            already  included in the  company's pay structure
                                                            and disclosed
                                                       o    The degree  that social  performance  is used
                                                            by peer companies in setting pay
                                                       o    Violations  or  complaints  filed against the
                                                            company   relating  to  the   particular   social
                                                            performance measure
                                                       o    Artificial  limits  sought  by the  proposal,
                                                            such as freezing or capping executive pay
                                                       o    Independence of the compensation committee
                                                       o    Current company pay levels

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Charitable/Political  Contributions                    Generally vote AGAINST proposals
                                                       asking the company to affirm political
                                                       nonpartisanship in the workplace so long as:
                                                       o    The  company  is  in  compliance   with  laws
                                                            governing corporate political activities, and

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                      Proposal                                            Voting Guideline
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Charitable/Political  Contributions(cont'd)            o    The company has procedures in place
                                                            to ensure that employee contributions to
                                                            company-sponsored political action
                                                            committees (PACs) are strictly
                                                            voluntary and not coercive.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote AGAINST proposals to
                                                       report or publish in
                                                       newspapers the company's
                                                       political contributions.
                                                       Federal and state laws
                                                       restrict the amount of
                                                       corporate contributions
                                                       and include reporting
                                                       requirements.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                                                       Vote AGAINST proposals
                                                       disallowing the company
                                                       from making political
                                                       contributions. Businesses
                                                       are affected by
                                                       legislation at the
                                                       federal, state, and local
                                                       level and barring
                                                       contributions can put the
                                                       company at a competitive
                                                       disadvantage.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
China Principles                                       Vote  AGAINST   proposals   to  implement   the  China
                                                       Principles unless:
                                                       o    There are serious  controversies  surrounding
                                                            the company's China operations, and
                                                       o    The company does not
                                                            have a code of
                                                            conduct with
                                                            standards similar to
                                                            those promulgated by
                                                            the International
                                                            Labor Organization
                                                            (ILO).

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Country-Specific Human Rights Reports                  Vote CASE-BY-CASE on requests
                                                       for reports detailing the
                                                       company's operations in a
                                                       particular country and
                                                       steps to protect human
                                                       rights, based on:
                                                       o        The nature and amount of company business in
                                                                that country
                                                       o        The company's workplace code of conduct
                                                       o        Proprietary  and   confidential   information
                                                                involved
                                                       o        Company  compliance with U.S.  regulations on
                                                                investing in the country
                                                       o        Level  of  peer  company  involvement  in the
                                                                country

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
International Codes of Conduct/Vendor                  Vote CASE-BY-CASE on proposals
Standards                                              to implement certain
                                                       human rights standards at
                                                       company facilities or
                                                       those of its suppliers
                                                       and to commit to outside,
                                                       independent monitoring.
                                                       In evaluating these
                                                       proposals, the following
                                                       should be considered:
                                                        o       The company's current workplace code of
                                                                conduct or adherence to other global
                                                                standards and the degree they meet the
                                                                standards promulgated by the proponent
                                                       o        Agreements  with  foreign  suppliers  to meet
                                                                certain workplace standards
                                                       o        Whether  company  and vendor  facilities  are
                                                                monitored and how
                                                       o        Company    participation    in   fair   labor
                                                                organizations
                                                       o        Type of business
                                                       o        Proportion of business conducted overseas
                                                       o        Countries  of  operation   with  known  human
                                                                rights abuses
                                                       o        Whether  the   company   has  been   recently
                                                                involved in  significant  labor and human  rights
                                                                controversies or violations
                                                       o        Peer company standards and practices
                                                       o        Union presence in company's international
                                                                factories
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                      Proposal                                            Voting Guideline
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
International Codes of Conduct/Vendor Standards         Generally vote FOR reports
cont'd)                                                 outlining vendor standards compliance unless any of the following apply:
                                                       o    The company does not
                                                            operate in countries
                                                            with significant
                                                            human rights
                                                            violations
                                                       o    The  company  has  no  recent   human  rights
                                                            controversies or violations, or
                                                       o    The  company   already   publicly   discloses
                                                            information on its vendor standards compliance

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
MacBride Principles                                    Vote CASE-BY-CASE on proposals
                                                       to endorse or increase
                                                       activity on the MacBride
                                                       Principles, taking into
                                                       account:
                                                       o    Company  compliance with or violations of the
                                                            Fair Employment Act of 1989
                                                       o    Company   antidiscrimination   policies  that
                                                            already exceed the legal requirements
                                                       o    The  cost and  feasibility  of  adopting  all
                                                            nine principles
                                                       o    The cost of  duplicating  efforts  to  follow
                                                            two sets of standards  (Fair  Employment  and the
                                                            MacBride Principles)
                                                       o    The   potential   for   charges   of  reverse
                                                            discrimination
                                                       o    The  potential  that  any  company  sales  or
                                                            contracts  in  the  rest  of the  United  Kingdom
                                                            could be negatively impacted
                                                       o    The  level  of the  company's  investment  in
                                                            Northern Ireland
                                                       o    The number of company  employees  in Northern
                                                            Ireland
                                                       o    The degree that  industry  peers have adopted
                                                            the MacBride Principles
                                                       o    Applicable state and municipal laws that
                                                            limit contracts with companies that have
                                                            not adopted the MacBride Principles

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Foreign Military Sales/Offsets                         Vote AGAINST reports on
                                                       foreign military sales or
                                                       offsets. Such disclosures
                                                       may involve sensitive and
                                                       confidential information.
                                                       Moreover, companies must
                                                       comply with government
                                                       controls and reporting on
                                                       foreign military sales.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Landmines and Cluster Bombs                            Vote  CASE-BY-CASE  on  proposals  asking a company to
                                                       renounce future involvement in antipersonnel  landmine
                                                       production, taking into account:
                                                       o    Whether   the   company   has  in  the   past
                                                            manufactured landmine components
                                                       o    Whether the  company's  peers have  renounced
                                                            future production

                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote CASE-BY-CASE on
                                                       proposals asking a
                                                       company to renounce
                                                       future involvement in
                                                       cluster bomb production,
                                                       taking into account: o
                                                       What weapons
                                                       classifications the
                                                       proponent views as cluster bombs
                                                       o    Whether the company  currently or in the past
                                                            has   manufactured   cluster   bombs   or   their
                                                            components
                                                       o    The   percentage  of  revenue   derived  from
                                                            cluster bomb manufacture
                                                       o    Whether the  company's  peers have  renounced
                                                            future production

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                      Proposal                                            Voting Guideline
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Nuclear Weapons                                        Vote  AGAINST  proposals  asking  a  company  to cease
                                                       production of nuclear weapons  components and delivery
                                                       systems,   including   disengaging  from  current  and
                                                       proposed  contracts.  Components and delivery  systems
                                                       serve  multiple  military and  non-military  uses, and
                                                       withdrawal  from these contracts could have a negative
                                                       impact on the company's business.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Spaced-Based Weaponization                             Generally vote FOR reports on a company's  involvement
                                                       in spaced-based weaponization unless:
                                                       o    The    information   is   already    publicly
                                                            available or
                                                       o    The  disclosures   sought  could   compromise
                                                            proprietary information

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Board Diversity                                        Generally  vote FOR reports on the  company's  efforts
                                                       to diversify the board, unless:
                                                       o    The   board    composition    is   reasonably
                                                            inclusive  in  relation to  companies  of similar
                                                            size and business or
                                                       o    The board already  reports on its  nominating
                                                            procedures and diversity initiatives

                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote CASE-BY-CASE on  proposals asking the
                                                       company to increase the representation of women
                                                       and minorities on the  board, taking into
                                                       account:
                                                       o    The degree of board diversity
                                                       o    Comparison with peer companies
                                                       o    Established process for improving
                                                            board diversity
                                                       o    Existence    of    independent     nominating
                                                            committee
                                                       o    Use of outside search firm
                                                       o    History of EEO violations

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Equal Employment Opportunity (EEO)                     Generally vote FOR
                                                       reports outlining the
                                                       company's affirmative
                                                       action initiatives unless
                                                       all of the following
                                                       apply:
                                                       o    The   company   has   well-documented   equal
                                                            opportunity programs
                                                       o    The company already  publicly  reports on its
                                                            company-wide    affirmative    initiatives    and
                                                            provides data on its workforce diversity, and
                                                       o    The   company   has  no  recent   EEO-related
                                                            violations or litigation

                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote AGAINST proposals
                                                       seeking information on
                                                       the diversity efforts of
                                                       suppliers and service
                                                       providers, which can pose
                                                       a significant cost and
                                                       administration burden on
                                                       the company.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Glass Ceiling                                          Generally  vote FOR reports  outlining  the  company's
                                                       progress   towards  the  Glass  Ceiling   Commission's
                                                       business recommendations, unless:
                                                       o    The composition of senior  management and the
                                                            board is fairly inclusive
                                                       o    The  company  has  well-documented   programs
                                                            addressing  diversity  initiatives and leadership
                                                            development
                                                       o    The company  already issues public reports on
                                                            its  company-wide   affirmative  initiatives  and
                                                            provides data on its workforce diversity, and
                                                       o    The  company  has had no recent,  significant
                                                            EEO-related violations or litigation

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
                      Proposal                                            Voting Guideline
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Sexual Orientation                                     company's  EEO policy to include  sexual  orientation,
                                                       taking into account:
                                                       o    Whether the  company's  EEO policy is already
                                                            in compliance with federal, state and local laws
                                                       o    Whether  the  company  has faced  significant
                                                            controversies  or  litigation   regarding  unfair
                                                            treatment of gay and lesbian employees
                                                       o    The  industry  norm  for   including   sexual
                                                            orientation in EEO statements
                                                       o    Existing   policies   in  place  to   prevent
                                                            workplace    discrimination   based   on   sexual
                                                            orientation

                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote AGAINST proposals to
                                                       extend company benefits
                                                       to or eliminate benefits
                                                       from domestic partners.
                                                       Benefit decisions should
                                                       be left to the discretion
                                                       of the company.

10.      MUTUAL FUND PROXIES
--------------------------------------------------------------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Election of Directors                                  Vote  to  elect  directors  on a  CASE-BY-CASE  basis,
                                                       considering the following factors:
                                                       o        Board structure
                                                       o        Director independence and qualifications
                                                       o        Attendance at board and committee meetings

                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Votes should be WITHHELD from directors who:
                                                       o    Attend  less than 75 percent of the board and
                                                            committee meetings without a valid
                                                            excuse for the absences. Valid reasons include
                                                            illness or absence due to company business.
                                                            Participation via telephone is acceptable. In
                                                            addition, if the director missed only
                                                            one meeting or one day's meetings, votes should not be
                                                            withheld even if such absence dropped
                                                            the director's attendance below 75 percent.
                                                       o    Ignore  a   shareholder   proposal   that  is
                                                            approved by a majority of shares outstanding
                                                       o    Ignore  a   shareholder   proposal   that  is
                                                            approved  by a majority of the votes cast for two
                                                            consecutive years
                                                       o    Are  interested  directors  and  sit  on  the
                                                            audit or nominating committee, or
                                                       o    Are interested
                                                            directors and the
                                                            full board serves as
                                                            the audit or
                                                            nominating committee
                                                            or the company does
                                                            not have one of
                                                            these committees.

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Convert Closed-End Fund to Open-End Fund               Vote  conversion  proposals on a  CASE-BY-CASE  basis,
                                                       considering the
                                                       following factors:
                                                       o        Past performance as a closed-end fund
                                                       o        Market in which the fund invests
                                                       o        Measures  taken by the board to  address  the
                                                                discount
                                                       o        Past shareholder activism, board activity
                                                       o        Votes on related proposals.

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Proxy  Contests                                        Votes on proxy contests should be
                                                       determined on a CASE-BY-CASE basis,
                                                       considering the following
                                                       factors:
                                                       o        Past performance relative to its peers
                                                       o        Market in which fund invests
                                                       o        Measures  taken by the board to  address  the
                                                                issues
                                                       o        Past  shareholder  activism,  board activity,
                                                                and votes on related proposals
                                                       o        Strategy   of  the   incumbents   versus  the
                                                                dissidents
                                                       o        Independence of directors
                                                       o        Experience and skills of director candidates
                                                       o        Governance profile of the company
                                                       o        Evidence of management entrenchment

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Investment Advisory Agreements                         Votes on investment advisory
                                                       agreements should be determined on a
                                                       CASE-BY-CASE basis, considering the following
                                                       factors:
                                                       o        Proposed and current fee schedules
                                                       o        Fund category/investment objective
                                                       o        Performance benchmarks
                                                       o        Share price performance compared to peers
                                                       o        Resulting    fees    relative    to    peers
                                                       o        Assignments   (where  the  advisor   undergoes  a
                                                                change of control)

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Approve New Classes or Series of Shares                Vote FOR the  establishment  of new  classes or series
                                                       of shares.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Preferred  Stock Proposals                             Votes on the authorization for or
                                                       increase in preferred shares should be
                                                       determined on a  CASE-BY-CASE basis,
                                                       considering the following
                                                       factors:
                                                       o        Stated specific financing purpose
                                                       o        Possible dilution for common shares
                                                       o        Whether   the   shares   can  be   used   for
                                                                anti-takeover purposes

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
1940 Act Policies                                      Votes on 1940 Act policies  should be  determined on a
                                                       CASE-BY-CASE   basis,    considering   the   following
                                                       factors:
                                                       o        Potential competitiveness
                                                       o        Regulatory developments
                                                       o        Current and potential returns
                                                       o        Current and potential risk

                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Generally vote FOR these
                                                       amendments as long as the
                                                       proposed changes do not
                                                       fundamentally alter the
                                                       investment focus of the
                                                       fund and do comply with
                                                       the current SEC
                                                       interpretation.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Change  Fundamental  Restriction  to  Non-fundamental  Proposals  to change a  fundamental  restriction  to a
Restriction                                            non-fundamental  restriction  should be evaluated on a
                                                       CASE-BY-CASE   basis,    considering   the   following
                                                       factors:
                                                       o        The fund's target investments
                                                       o        The reasons given by the fund for the change
                                                       o        The  projected  impact  of the  change on the
                                                                portfolio

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Change Fundamental Investment Objective to             Vote AGAINST proposals to change a
Non-fundamental                                        fund's fundamental investment objective to non-fundamental.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Name Change Proposals                                  Votes on name change proposals
                                                       should be determined on a
                                                       CASE-BY-CASE basis,
                                                       considering the following
                                                       factors:
                                                       o    Political/economic   changes  in  the  target
                                                            market
                                                       o    Consolidation in the target market
                                                       o    Current asset composition

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Change in Fund's Subclassification                     Votes on changes in a fund's  subclassification should
                                                       be determined  on a  CASE-BY-CASE  basis,  considering
                                                       the following factors:
                                                       o        Potential competitiveness
                                                       o        Current and potential returns
                                                       o        Risk of concentration
                                                       o        Consolidation in target industry

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Disposition of Assets                                  Vote  these   proposals  on  a   CASE-BY-CASE   basis,
Termination                                            considering the following factors:
Liquidation                                            o        Strategies employed to salvage the company
                                                       o        The fund's past performance
                                                       o        Terms of the liquidation

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Changes to the Charter Document                        Votes on changes to the
                                                       charter document should
                                                       be determined on a
                                                       CASE-BY-CASE basis,
                                                       considering the following
                                                       factors:
                                                       o    The degree of change implied by the proposal
                                                       o    The efficiencies that could result
                                                       o    The state of incorporation
                                                       o    Regulatory standards and implications

                                                       -------------------------------------------------------
                                                       -------------------------------------------------------
                                                       Vote AGAINST any of the following changes:
                                                       o    Removal of shareholder  approval  requirement
                                                            to  reorganize  or terminate  the trust or any of
                                                            its series
                                                       o    Removal of shareholder  approval  requirement
                                                            for amendments to the new declaration of trust
                                                       o    Removal of shareholder approval
                                                            requirement to amend the fund's
                                                            management contract, allowing the
                                                            contract to be  modified by the
                                                            investment manager and the trust
                                                            management, as permitted by the
                                                            1940 Act
                                                       o    Allow the trustees to impose other fees
                                                            in addition to sales  charges on
                                                            investment in a fund, such as
                                                            deferred sales  charges and
                                                            redemption fees that may be imposed upon
                                                            redemption of a  fund's shares
                                                       o    Removal of shareholder  approval  requirement
                                                            to   engage   in   and   terminate    subadvisory
                                                            arrangements
                                                       o    Removal of shareholder  approval  requirement
                                                            to change the domicile of the fund

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Change the Fund's Domicile                             Vote   reincorporations   on  a  CASE-BY-CASE   basis,
                                                       considering the following factors:
                                                       o        Regulations of both states
                                                       o        Required fundamental policies of both states
                                                       o        Increased flexibility available

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Authorize the Board to Hire and Terminate              Vote AGAINST proposals authorizing the
Subadvisors Without Shareholder Approval               board to hire/terminate subadvisors without shareholder
                                                       approval.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Distribution Agreements                                Vote  these   proposals  on  a   CASE-BY-CASE   basis,
                                                       considering the following factors:
                                                       o    Fees charged to  comparably  sized funds with
                                                            similar objectives
                                                       o    The  proposed  distributor's  reputation  and
                                                            past performance
                                                       o    The   competitiveness  of  the  fund  in  the
                                                            industry
                                                       o    Terms of the agreement

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Master-Feeder Structure                                Vote FOR the establishment of a
                                                       master-feeder structure.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Mergers                                                Vote  merger   proposals  on  a  CASE-BY-CASE   basis,
                                                       considering the following factors:
                                                       o        Resulting fee structure
                                                       o        Performance of both funds
                                                       o        Continuity of management personnel
                                                       o        Changes  in  corporate  governance  and their
                                                                impact on shareholder rights

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Shareholder Proposals to Establish Director            Generally vote AGAINST shareholder
Ownership Requirement                                  proposals that mandate a specific minimum amount of stock
                                                       that directors must own in order to qualify as a
                                                       director or to remain on the board. While ISS
                                                       favors stock ownership on the part of directors,
                                                       the company should  determine the appropriate
                                                       ownership requirement.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Shareholder     Proposals    to    Reimburse           Voting  to  reimburse  proxy   solicitation   expenses
Proxy Solicitation Expenses                            should be analyzed on a CASE-BY-CASE  basis.  In cases
                                                       where ISS recommends in favor of the dissidents,
                                                       we also recommend voting for reimbursing proxy
                                                       solicitation expenses.
------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------
Shareholder Proposals to Terminate                     Vote to terminate the
Investment Advisor                                     investment advisor on a
                                                       CASE-BY-CASE basis,
                                                       considering the following
                                                       factors:
                                                       o        Performance of the fund's NAV
                                                       o        The fund's history of shareholder relations
                                                       o        The  performance  of other  funds  under  the
                                                                advisor's management

------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------




Proxy Voting Administration and Procedures
The Proxy Committee is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Adviser understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Adviser will attempt to process every vote it receives for all domestic and foreign proxies. However, there may be situations in which Adviser cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Adviser has outstanding sell orders, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. Although Adviser may hold shares on a company's record date, should it sell them prior to the company's meeting date, Adviser ultimately may decide not to vote those shares. Adviser may vote against an agenda item where no further information is provided, particularly in non-U.S. markets.


The following describes the standard procedures that are to be followed with respect to carrying out Adviser's proxy policy:

1. All proxy materials received will be received into a database to maintain tracking and control over such materials. ISS serves as the proxy voting record keeper for the Adviser.

2. The Proxy Administrator will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS or other information. The Proxy Administrator, or delegate, will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

3. In determining how to vote, Adviser's analysts and relevant portfolio manager(s) will consider the general guidelines described in its proxy policy, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS or other independent third party providers of proxy services. In cases where the analysts recommendation differs from our policy guidelines and ISS recommendation, the recommendation will be reviewed by the Proxy Committee and the analysts will attest that no conflict of interest exists.

4. The Proxy Administrator is responsible for maintaining the documentation that supports Adviser's voting position. Such documentation will include, but is not limited to, any information provided by ISS or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Advisory Clients, an indication of whether it supported or did not support management and any other relevant information. Additionally, the Proxy Administrator may include documentation obtained from the research analyst, portfolio manager and/or legal counsel.

5. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Committee may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

6. The Proxy Administrator will attempt to submit Adviser's vote on all proxies to ISS for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Administrator will use its best efforts to send the proxy vote to ISS in sufficient time for the vote to be lodged.

7. The Proxy Administrator is responsible for sending a copy of the third party vendor's proxy voting ballot report for each client that has requested a record of votes cast. Written client requests for information will be documented in the Adviser's database. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Administrator sends one copy to the client, retains a copy of the request in the client's file.

8. The Proxy Committee is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Committee may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by sending a written request to: Business Manager, A.G. Edwards Asset Management, A.G. Edwards & Sons, Inc., One North Jefferson, St, Louis, MO 63103. Advisory Clients may review Adviser's proxy voting policies and procedures on-line at www.agedwards.com and may request additional copies by writing to the address above. In addition, the ----------------- Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Adviser are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC.

                            MET INVESTORS SERIES TRUST

                                     PART C

                                Other Information

Item 23. EXHIBITS

     All references are to the Registrant's registration statement on Form N-1A as filed with the SEC on October 23, 2000, File Nos. 333-48456 and 811-10183 (the "Registration Statement")


---------------------------- ------------------------------------------------------------------------
Exhibit No.                  Description of Exhibits
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(1)                       Agreement and Declaration of Trust is incorporated by reference to the
                             Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(2)                       Certificate of Trust is incorporated by reference to the Registration
                             Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(b)                          By-Laws are incorporated by reference to the Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)                          None other than Exhibit 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)                       Management Agreement between Registrant and Met Investors Advisory
                             Corp. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed with the SEC on January 5, 2001
                             ("Pre-Effective Amendment No. 1").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(i)                    Form of Amendment No. 1 to Management Agreement is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration
                             Statement filed with the SEC on February 5, 2001 ("Pre-Effective
                             Amendment No. 2").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(ii)                   Form of Amendment No. 2 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 4 to the Registration
                             Statement filed with the SEC on July 23, 2001 ("Post-Effective
                             Amendment No. 4").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(iii)                  Form of Amendment No. 3 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
                             Statement filed with the SEC on February 14, 2002 ("Post-Effective
                             Amendment No. 6").


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(iv)                   Form of Amendment No. 4 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 9 to the Registration
                             Statement filed with the SEC on February 14, 2003 ("Post-Effective
                             Amendment No. 9").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(v)                    Form of Amendment No. 5 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(vi)                   Form of Amendment No. 6 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 11 to the Registration
                             Statement filed with the SEC on August 28, 2003 ("Post-Effective
                             Amendment No. 11").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(vii)                  Form of Amendment No. 7 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 14 to the Registration
                             Statement filed with the SEC on April 30, 2004 ("Post-Effective
                             Amendment No. 14").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(viii)                 Form of Amendment No. 8 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(ix)                   Form of Amendment No. 9 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 17 to the Registration
                             Statement filed with the SEC on May 3, 2005 ("Post-Effective Amendment
                             No. 17").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(x)                    Form of Amendment No. 10 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 17.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(1)(xi)                   Form of Amendment No. 11 to Management Agreement is filed herein.
==========                   =================================================================

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(2)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(2)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(3)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(3)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(4)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(4)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(5)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(5)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(6)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(7)                       Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory Corp. with respect to the Lord Abbett Bond
                             Debenture Portfolio is incorporated by reference to the Registration
                             Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(7)(i)                    Form of Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(7)(ii)                   Form of Amendment No. 2 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement filed with the SEC on February 13, 2004 ("Post-Effective Amendment No. 13").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(8)                       Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory Corp. with respect to the Lord Abbett Mid-Cap
                             Value Portfolio is incorporated by reference to the Registration
                             Statement.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(8)(i)                    Form of Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Mid-Cap Value Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(9)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(10)                      Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory Corp. with respect to the Lord Abbett Growth and Income Portfolio is incorporated by reference to the Registration
                             Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(10)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Growth and Income Portfolio is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(11)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(12)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(13)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(14)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(15)                      Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(16)                      Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory Corp. with respect to the Lord Abbett Growth
                             Opportunities Portfolio is incorporated by reference to Pre-Effective
                             Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(17)                      Form of Investment Advisory Agreement between Putnam Investment
                             Management LLC and Met Investors Advisory Corp. with respect to the
                             Met/Putnam Research Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(17)(i)                   Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(17)(ii)                  Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(18)                      Form of Investment Advisory Agreement between Pacific Investment
                             Management Company LLC and Met Investors Advisory Corp. with respect to the PIMCO Total Return Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(19)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(20)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(20)(i)                   Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(20)(ii)                  Form of Investment Advisory Agreement between RCM Capital Management
                             LLC and Met Investors Advisory LLC with respect to RCM Global
                             Technology Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 17.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(21)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(22)                      Form of Investment Advisory Agreement between Massachusetts Financial
                             Services Company and Met Investors Advisory Corp. with respect to the
                             MFS Research International Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(23)                      Investment Advisory Agreement between Janus Capital Management LLC and
                             Met Investors Advisory LLC with respect to the Janus Aggressive Growth
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             8 to the Registration Statement filed with the SEC on May 1, 2002
                             ("Post-Effective Amendment No. 8").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(23)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to the Janus Aggressive Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 8.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(23)(ii)                  Form of Amendment No. 2 to Investment Advisory Agreement with respect to the Janus Aggressive Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 17.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(23)(iii)                 Form of Amendment No. 3 to Investment Advisory Agreement with respect to Janus Aggressive Growth Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 17.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(24)                      Form of Investment Advisory Agreement between OppenheimerFunds, Inc.
                             and Met Investors Advisory Corp. with respect to the Oppenheimer
                             Capital Appreciation Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(25)                      Form of Investment Advisory Agreement between AIM Advisors, Inc. and
                             Met Investors Advisory Corp. with respect to the Met/AIM Small Cap
                             Growth Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 5 to the Registration Statement filed with the SEC on
                             October 9, 2001 ("Post-Effective Amendment No. 5").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(25)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to the Met/AIM Small Cap Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 17.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(26)                      Form of Investment Advisory Agreement between AIM Advisors, Inc. and
                             Met Investors Advisory Corp. with respect to the Met/AIM Mid Cap
                             Equity Portfolio (currently known as Met/AIM Mid Cap Core Equity
                             Portfolio) is incorporated by reference to Post-Effective Amendment
                             No. 5.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(26)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to Met/AIM Mid Cap Core Equity Portfolio is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(26)(ii)                  Form of Amendment No. 2 to Investment Advisory Agreement with respect to Met/AIM Mid Cap Core Equity Portfolio is incorporated by reference to Post-Effective Amendment No. 17.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(27)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(28)                      Form of Investment Advisory Agreement between EQSF Advisers, Inc.
                             (currently known as Third Avenue Management LLC) and Met Investors
                             Advisory LLC with respect to the Third Avenue Small Cap Value
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             6.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(28)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to Third Avenue Small Cap Value Portfolio is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(29)                      Form of Investment Advisory Agreement between Harris Associates L.P.
                             and Met Investors Advisory LLC with respect to the Harris Oakmark
                             International Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(30)                      Form of Investment Advisory Agreement between Putnam Investment
                             Management LLC and Met Investors Advisory LLC with respect to
                             Met/Putnam Capital Opportunities Portfolio is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(31)                      Form of Investment Advisory Agreement between T. Rowe Price
                             Associates, Inc. and Met Investors Advisory LLC with respect to T.
                             Rowe Price Mid-Cap Growth Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(32)                      Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory LLC with respect to Lord Abbett America's Value
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(33)                      Form of Investment Advisory Agreement between Pacific Investment
                             Management Company LLC and Met Investors Advisory LLC with respect to
                             PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(34)                      Form of Investment Advisory Agreement between Neuberger Berman
                             Management, Inc. and Met Investors Advisory LLC with respect to
                             Neuberger Berman Real Estate Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(35)                      Form of Investment Advisory Agreement between Turner Investment
                             Partners, Inc. and Met Investors Advisory LLC with respect to Turner
                             Midcap Growth Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(36)                      Form of Investment Advisory Agreement between Goldman Sachs Asset
                             Management, L.P. and Met Investors Advisory LLC with respect to
                             Goldman Sachs Mid-Cap Value Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(37)                      Form of Management Agreement between Registrant and Met Investors
                             Advisory LLC with respect to MetLife Defensive Strategy, MetLife
                             Moderate Strategy, MetLife Balanced Strategy, MetLife Growth Strategy
                             and MetLife Aggressive Strategy Portfolios is incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                             Statement filed with the SEC on August 20, 2004 ("Post-Effective
                             Amendment No. 15").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(37)(i)                   Form of Amendment No. 1 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 17.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(38)                      Form of Investment Advisory Agreement between Morgan Stanley Asset
                             Management and Met Investors Advisory LLC with respect to the Van
                             Kampen Comstock Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 17.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(39)                      Form of Investment Advisory Agreement between A.G. Edwards & Sons,
                             Inc. and Met Investors Advisory LLC with respect to the Cyclical
                             Growth and Income ETF Portfolio is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(40)                      Form of Investment Advisory Agreement between A.G. Edwards & Sons,
                             Inc. and Met Investors Advisory LLC with respect to the Cyclical
                             Growth ETF Portfolio is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(1)                       Form of Participation Agreement is incorporated by reference to
                             Post-Effective Amendment No. 4.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(1)(i)                    Form of Participation Agreement with respect to American Funds
                             Insurance Series is incorporated by reference to Post-Effective
                             Amendment No. 12 to the Registration Statement filed with the SEC on
                             November 17, 2003 ("Post-Effective Amendment No. 12").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(2)                       Form of Second Amended and Restated Distribution Agreement between the
                             Registrant and MetLife Investors Distribution Company with respect to the Class A shares is incorporated by reference to Post-Effective
                             Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(2)(i)                    Form of Amendment No. 1 to Second Amended and Restated Distribution
                             Agreement with respect to the Class A shares is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(2)(ii)                   Form of Amendment No. 2 to Second Amended and Restated Distribution
                             Agreement with respect to Class A shares is incorporated by reference to Post-Effective Amendment No. 11.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(2)(iii)                  Form of Amendment No. 3 to Second Amended and Restated Distribution
                             Agreement with respect to Class A shares is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(2)(iv)                   Form of Amendment No. 4 to Second Amended and Restated Distribution
                             Agreement with respect to Class A shares is incorporated by reference to Post-Effective Amendment No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(2)(v)                    Form of Amendment No. 5 to Second Amended and Restated Distribution
                             Agreement with respect to Class A shares is incorporated by reference to Post-Effective Amendment No. 17.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(2)(vi)                   Form of Amendment No. 6 to Second Amended and Restated Distribution
==========                   ====================================================================
                             Agreement with respect to Class A shares is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(3)                       Form of Second Amended and Restated Distribution Agreement between the
                             Registrant and MetLife Investors Distribution Company with respect to the Class B shares is incorporated by reference to Post-Effective
                             Amendment
                             No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(3)(i)                    Form of Amendment No. 1 to Second Amended and Restated Distribution
                             Agreement with respect to the Class B shares is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(3)(ii)                   Form of Amendment No. 2 to Second Amended and Restated Distribution
                             Agreement with respect to Class B shares is incorporated by reference to Post-Effective Amendment No. 11.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(3)(iii)                  Form of Amendment No. 3 to Second Amended and Restated Distribution
                             Agreement with respect to Class B shares is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(3)(iv)                   Form of Amendment No. 4 to Second Amended and Restated Distribution
                             Agreement with respect to Class B shares is incorporated by reference to Post-Effective Amendment No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(3)(v)                    Form of Amendment No. 5 to Second Amended and Restated Distribution
                             Agreement with respect to Class B shares is incorporated by reference to Post-Effective Amendment No. 17.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(3)(vi)                   Form of Amendment No. 6 to Second Amended and Restated Distribution
==========                   ====================================================================
                             Agreement with respect to Class B shares is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(4)                       Form of Amended and Restated Distribution Agreement between the
                             Registrant and MetLife Investors Distribution Company with respect to the Class E shares is incorporated by reference to Post-Effective
                             Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(4)(i)                    Form of Amendment No. 1 to Amended and Restated Distribution Agreement
                             with respect to Class E shares is incorporated by reference to
                             Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(4)(ii)                   Form of Amendment No. 2 to Amended and Restated Distribution Agreement
                             with respect to Class E shares is incorporated by reference to
                             Post-Effective Amendment No. 11.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(4)(iii)                  Form of Amendment No. 3 to Amended and Restated Distribution Agreement
                             with respect to Class E shares is incorporated by reference to
                             Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(4)(iv)                   Form of Amendment No. 4 to Amended and Restated Distribution Agreement
                             with respect to Class E shares is incorporated by reference to
                             Post-Effective Amendment  No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(4)(v)                    Form of Amendment No. 5 to Amended and Restated Distribution Agreement
                             with respect to Class E shares is incorporated by reference to
                             Post-Effective Amendment No. 17.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(4)(vi)                   Form of Amendment No. 6 to Second Amended and Restated Distribution
==========                   ====================================================================
                             Agreement with respect to Class E shares is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(5)(i)                    Form of Second Amended and Restated Distribution Agreement between the
                             Registrant and MetLife Investors Distribution Company with respect to
                             Class C shares is incorporated by reference to Post-Effective
                             Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(5)(ii)                   Form of Amendment No. 1 to Second Amended and Restated Distribution
                             Agreement with respect to Class C shares is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(5)(iii)                  Form of Amendment No. 2 to Second Amended and Restated Distribution
                             Agreement with respect to Class C shares is incorporated by reference to Post-Effective Amendment No. 11.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(5)(iv)                   Form of Amendment No. 3 to Second Amended and Restated Distribution
                             Agreement with respect to Class C shares is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(5)(v)                    Form of Amendment No. 4 to Second Amended and Restated Distribution
                             Agreement with respect to Class C shares is incorporated by reference to Post-Effective Amendment No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(5)(vi)                   Form of Amendment No. 5 to Second Amended and Restated Distribution
                             Agreement with respect to Class C shares is incorporated by reference to Post-Effective Amendment No. 17.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(5)(vii)                  Form of Amendment No. 6 to Second Amended and Restated Distribution
===========                  ====================================================================
                             Agreement with respect to Class C shares is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(f)                          Form of Deferred Compensation Plan is incorporated by reference to the
                             Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(g)(1)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(g)(1)(ii)                   Form of Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective
                             Amendment No. 5.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(1)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(1)(ii)                   Form of Transfer Agency and Service Agreement between Registrant and
                             State Street Bank and Trust Company is incorporated by reference to
                             Post-Effective Amendment No. 5.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(2)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(2)(ii)                   Form of Administration Agreement between Registrant and State Street
                             Bank and Trust Company is incorporated by reference to Post-Effective
                             Amendment No. 5.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(i)                    Revised Form of Expense Limitation Agreement between Registrant and
                             Met Investors Advisory Corp. is incorporated by reference to
                             Post-Effective Amendment No. 1 to the Registration Statement filed with the SEC on February 12, 2001 ("Post-Effective Amendment No. 1").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(ii)                   Form of Amendment No. 1 to Expense Limitation Agreement between
                             Registrant and Met Investors Advisory Corp. is incorporated by reference to Post-Effective Amendment No. 4.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(iii)                  Form of Amended and Restated Expense Limitation Agreement between
                             Registrant and Met Investors Advisory Corp. is incorporated by reference to Post-Effective Amendment No. 6.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(iv)                   Form of Amendment No. 1 to Amended and Restated Expense Limitation
                             Agreement between Registrant and Met Investors Advisory LLC is incorporated by reference to Post-Effective Amendment No. 6.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(v)                    Form of Amendment No. 2 to Amended and Restated Expense Limitation
                             Agreement between Registrant and Met Investors Advisory LLC is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(vi)                   Form of Amendment No. 3 to Amended and Restated Expense Limitation
                             Agreement between Registrant and Met Investors Advisory LLC is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(vii)                  Form of Amendment No. 4 to Amended and Restated Expense Limitation
                             Agreement between Registrant and Met Investors Advisory LLC is incorporated by reference to Post-Effective Amendment No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(viii)                 Form of Amendment No. 5 to Amended and Restated Expense Limitation
                             Agreement between Registrant and Met Investors Advisory LLC is incorporated by reference to Amendment No. 17.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(h)(3)(ix)                   Form of Amendment No. 6 to Amended and Restated Expense Limitation
                             Agreement between Registrant and Met Investors Advisory LLC is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(1)                       Opinion and Consent of Sullivan & Worcester LLP dated October 23, 2000 is incorporated by reference to the Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(2)                       Opinion and Consent of Sullivan & Worcester LLP dated December 29,
                             2000 is incorporated by reference to Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(3)                       Opinion and Consent of Sullivan & Worcester LLP dated July 23, 2001 is incorporated by reference to Post-Effective Amendment No. 4.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(4)                       Opinion and Consent of Sullivan & Worcester LLP dated February 14,
                             2002 is incorporated by reference to Post-Effective Amendment No. 6.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(5)                       Opinion and consent of Sullivan & Worcester LLP dated February 14,
                             2003 is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(6)                       Opinion and Consent of Sullivan & Worcester LLP dated August 28, 2003 is incorporated by reference to Post-Effective Amendment No. 11.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(7)                       Opinion and consent of Sullivan & Worcester LLP dated February 13,
                             2004 is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(8)                       Opinion and Consent of Sullivan & Worcester LLP dated August 19, 2004 is incorporated by reference to Post-Effective Amendment No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(9)                       Opinion and Consent of Sullivan & Worcester LLP dated February 15,
                             2005 is incorporated by reference to Post-Effective Amendment No. 17.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(i)(10)                      Opinion and Consent of Sullivan & Worcester LLP dated June 24, 2005 is
=======                      =======================================================================
                             filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(j)(1)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(j)(2)                       Consent of _________dated _____, 2005 to be filed by amendment.
                                         =========       ======       =====        =========

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(k)                          Not Applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(l)                          Not Applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(m)(1)                       Form of Distribution Plan Pursuant to Rule 12b-1 for the Registrant's
                             Class B shares is incorporated by reference to the Registration
                             Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(m)(2)                       Form of Distribution Plan Pursuant to Rule 12b-1 for the Registrant's
                             Class E shares is incorporated by reference to Post-Effective
                             Amendment No. 3 to the Registration Statement filed with the SEC on
                             May 18, 2001.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(m)(3)                       Form of Distribution Plan Pursuant to Rule 12b-1 for the Registrant's
                             Class C shares is incorporated by reference to Post-Effective
                             Amendment No. 6.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(n)                          Form of Plan Pursuant to Rule 18f-3 is incorporated by reference to the Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(o)                          Reserved
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(1)                       Code of Ethics of Met Investors Series Trust, Met Investors Advisory
                             Corp. and MetLife Investors Distribution Company is incorporated by reference to Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(2)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(3)                       Code of Ethics of Lord, Abbett & Co. is incorporated by reference to the Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(4)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(5)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(6)                       Code of Ethics of Janus Capital Management LLC is incorporated by reference to Post-Effective Amendment  No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(7)                       Code of Ethics of OppenheimerFunds, Inc. is incorporated by reference to Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(8)                       Code of Ethics of Massachusetts Financial Services Company is
                             incorporated by reference to Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(9)                       Code of Ethics of Putnam Investment Management, LLC is incorporated by reference to Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(10)                      Code of Ethics of Pacific Investment Management Company LLC is
                             incorporated by reference to Post-Effective Amendment No. 6.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(11)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(12)                      Code of Ethics of AIM Management Group, Inc. is incorporated by reference to Post-Effective Amendment No. 11.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(13)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(14)                      Code of Ethics of Third Avenue Management, LLC is incorporated by reference to Post-Effective Amendment No. 11.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(15)                      Code of Ethics of T. Rowe Price Associates, Inc. is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(16)                      Code of Ethics of Harris Associates L.P. is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(17)                      Code of Ethics of Neuberger Berman Management, Inc. is incorporated by reference to Post-Effective Amendment  No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(18)                      Code of Ethics of Turner Investment Partners, Inc. is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(19)                      Code of Ethics of Goldman Sachs Investment Management, L.P. is
                             incorporated by reference to Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(20)                      Code of Ethics of RCM Capital Management LLC is incorporated by reference to Post-Effective Amendment No. 18 to the Registration
                             Statement filed with the SEC on May 3, 2005 ("Post-Effective Amendment
                             No. 18").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(21)                      Code of Ethics of Morgan Stanley Asset Management, Inc. is
                             incorporated by reference to Post-Effective Amendment No. 18.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(22)                      Code of Ethics of A.G. Edwards & Sons, Inc. is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(q)                          Powers of Attorney are incorporated by reference to Pre-Effective
                             Amendment No. 1 and Post-Effective Amendments No. 2 and No. 9.
---------------------------- ------------------------------------------------------------------------


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
         -------------------------------------------------------------

     As of the effective date of this Post-Effective Amendment, the separate accounts of Metropolitan Life Insurance Company, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company, New England Financial Life Insurance Company and General American Life Insurance Company control the Registrant by virtue of their ownership of substantially all of the Registrant's outstanding shares. Each such insurance company, other than Metropolitan Life Insurance Company, is a wholly-owned indirect subsidiary of Metropolitan Life Insurance Company.

Item 25.  INDEMNIFICATION

         Reference is made to the following documents:

          Agreement and Declaration of Trust, as filed as Exhibit (a)(1) hereto;

          By-Laws as filed as Exhibit 2 hereto; and

          Form of Participation Agreement between Registrant, Met Investors Advisory LLC. and a participating insurance company as filed as Exhibits(e)(1) and (e)(1)(i) hereto.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might me imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

     See "Management of the Trust" in the Prospectus and "Officers and Trustees" in the Statement of Additional Information for information regarding Met Investors Advisory LLC (the "Manager"). For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Manager, reference is made to the Manager's current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference (File No. 801-10079).

     With respect to information regarding the Advisers, reference is hereby made to "Management of the Trust" in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Advisers, reference is made to the current Form ADVs of the Advisers filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file numbers of which are as follows:

Lord, Abbett & Co. LLC                            Janus Capital Management LLC
File No. 801-6997                                        File No. 801-13991
J.P. Morgan Investment Management Inc.              OppenheimerFunds, Inc.
File No. 801-21011                                       File No. 801-8253
Putnam Investment Management LLC        Massachusetts Financial Services Company
File No. 801-07974                                       File No. 801-17352
Pacific Investment Management Company LLC       Harris Associates L.P.
File No. 801-48187                                       File No. 801-50333
AIM Advisors, Inc.                             T. Rowe Price Associates, Inc.
File No. 801-12313                                       File No. 801-856
Third Avenue Management LLC                    Neuberger Berman Management, Inc.
File No. 801-27792                                       File No. 801 - 8259
Turner Investment Partners, Inc.               RCM Capital Management LLC
File No. 801-36220                                       File No. 801-56308
Goldman Sachs Asset Management, L.P.           Van Kampen Asset Management
File No. 801-37591                                       File No. 801-1669

                                               A.G. Edwards & Sons, Inc.
                                                         File No. 801-12716


Item 27  Principal Underwriter

     (a) MetLife Investors Distribution Company is the principal underwriter for the following management investment companies (other than the Registrant) and separate accounts: MetLife Investors USA Life Insurance Company Separate Account A, MetLife Investors Variable Annuity Account Five, MetLife Investors Variable Annuity Account One, MetLife Investors Variable Life Account One, MetLife Investors Variable Life Account Five, First MetLife Investors Variable Annuity Account One.

     (b) Officers and Directors of MetLife Investors Distribution Company


           Name and Principal     Positions and Offices With           Positions and Offices With
           Business Address       Principal Underwriter                       Registrant
           ------------------     --------------------------             ---------------------------
Leslie Sutherland                 President
Timothy Spangenberg               Executive Vice President, Chief
                                  Financial Officer
Elizabeth M. Forget               Executive Vice President, Chief          President, Trustee
                                  Marketing Officer
Edward C. Wilson                  Executive Vice President, Chief
                                  Distribution Officer
Paul A. LaPiana                   Executive Vice President,
                                  Life Insurance Distribution Division
Richard C. Pearson                Executive Vice President, General        Vice President, Secretary
                                  Counsel, Secretary
Helayne F. Klier                  Executive Vice President
Anthony J. Williamson             Assistant Treasurer
Charles M. Deuth                  Vice President, National Accounts
Debora L. Buffington              Vice President, Director of Compliance
Deron J. Richens                  Vice President
Anthony J. Dufault                Vice President
James R. Fitzpatrick              Vice President
Paul M. Kos                       Vice President
John E. Petersen                  Vice President
Paul A. Smith                     Vice President
Cathy Sturdivant                  Vice President
Paulina Vakouros                  Vice President
James Allen                       Assistant Vice President
Robert H. Bruce                   Assistant Vice President
Jeffrey A. Tupper                 Assistant Vice President                 Chief Financial Officer, Treasurer
Jonnie L. Crawford                Assistant Secretary
James W. Koeger                   Assistant Treasurer
Michael K. Farrell                Director
William J. Toppeta                Director
Craig W. Markham                  Director


     The principal business address of each officer and director is 22 Corporate Plaza Drive, Newport Beach, California 92660.

     (c)  Inapplicable

Item 28  Location of Accounts and Records


     The Registrant maintains the records required by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at 22 Corporate Plaza Drive, Newport Beach, California 92660 as well as at the offices of its manager, investment advisers and administrator: Met Investors Advisory LLC, 22 Corporate Plaza Drive, Newport Beach, California 92660; Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, New Jersey 07302; Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Putnam Investment Management LLC, One Post Office Square, Boston, Massachusetts 02109; Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660; RCM Capital Management LLC, Four Embarcadero Center, Suite 2900, San Francisco, California 94111, Morgan StanleyAsset Management, Inc. 1221 Avenue of the Americas, New York, New York 10020; OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10218; AIM Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046; Harris Associates L.P., Two North La Salle Street, Suite 500, Chicago, Illinois 60602; Third Avenue Management LLC, 622 Third Avenue, New York, New York 10017; T. Rowe Price Associates Inc., 100
E. Pratt Street, Baltimore, MD 21202; Neuberger Berman Management, Inc., 605 Third Avenue, New York, NY 10158; Turner Investment Partners, Inc., 1205 Westlakes Dr., Suite 100, Berwyn, PA 19312; Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York 10005; A.G. Edwards & Sons, Inc One North Jefferson Avenue, St. Louis, Missouri 63103; and State Street Bank and Trust Company ("State Street"), One Federal Street, 9th Floor, Boston, Massachusetts 02206. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of State Street, the Registrant's transfer agent, dividend disbursing agent and custodian.


Item 29  Management Services

         None

Item 30  Undertakings

         Inapplicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, MET INVESTORS SERIES TRUST, has duly caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Newport Beach, State of California on the 24th day of June, 2005.


                                           MET INVESTORS SERIES TRUST
                                                    Registrant


                                           By: /s/Elizabeth M. Forget
                                              -------------------------------
                                                Elizabeth M. Forget
                                                President



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


Signature                      Title                                  Date


/s/Elizabeth M. Forget         President (principal executive      June 24, 2005
----------------------                                              ========
Elizabeth M. Forget            officer), Trustee

/s/Jeffrey A. Tupper           Chief Financial Officer and         June 24, 2005
--------------------                                                ========
Jeffrey A. Tupper              Treasurer

                               (principal financial and
                               accounting officer)


/s/Stephen M. Alderman*        Trustee                             June 24, 2005
-----------------------                                             ========

Stephen M. Alderman


/s/Jack R. Borsting*           Trustee                             June 24, 2005
--------------------                                                ========

Jack R. Borsting


/s/Theodore A. Myers*          Trustee                             June 24, 2005
---------------------                                               ========

Theodore A. Myers


/s/Tod H. Parrott*             Trustee                             June 24, 2005
------------------                                                  ========

 Tod H. Parrott


/s/Dawn M. Vroegop*            Trustee                             June 24, 2005
-------------------                                                 ========

Dawn M. Vroegop


/s/Roger T. Wickers*           Trustee                             June 24, 2005
--------------------                                                ========

Roger T. Wickers


* By: /s/Robert N. Hickey
      ------------------------------
      Robert N. Hickey
      Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit No.

(d)(1)(xi)              Form of Amendment No. 11 to Management Agreement.

(d)(39)                 Form of Investment  Advisory Agreement between A.G.
                        Edwards & Sons, Inc. and Met Investors Advisory LLC with respect to the Cyclical Growth and Income ETF Portfolio.

(d)(40)                 Form of Investment Advisory Agreement between A.G.
                        Edwards & Sons, Inc. and Met Investors Advisory LLC with respect to the Cyclical Growth ETF Portfolio.

(e)(2)(vi) Form of Amendment No. 6 to Second Amended and Restated Distribution Agreement with respect to Class A shares.

(e)(3)(vi) Form of Amendment No. 6 to Second Amended and Restated Distribution Agreement with respect to Class B shares.

(e)(4)(vi) Form of Amendment No. 6 to Second Amended and Restated Distribution Agreement with respect to Class E shares.

(e)(5)(vi) Form of Amendment No. 6 to Second Amended and Restated Distribution Agreement with respect to Class C shares.

(h)(3)(ix) Form of Amendment No. 6 to Amended and Restated Expense Limitation Agreement between Registrant and Met Investors Advisory LLC.

(i)(10)                 Opinion and Consent of Sullivan & Worcester LLP dated
                        June 24, 2005.

(p)(22)                 Code of Ethics of A.G. Edwards & Sons, Inc.